Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.4%)
	Coeur Mining Inc.	5,256,631	101,558
	Hecla Mining Co.	3,270,597	58,119
	Commercial Metals Co.	572,959	43,574
*	Uranium Energy Corp.	2,455,487	33,812
*	SSR Mining Inc. (XTSE)	1,047,592	32,706
*,1	USA Rare Earth Inc.	947,884	26,550
	Balchem Corp.	168,940	26,478
	Sensient Technologies Corp.	217,495	24,762
	UFP Industries Inc.	299,265	24,241
*	Constellium SE	705,784	24,180
	Cabot Corp.	268,757	23,519
	Materion Corp.	106,432	23,419
*	Perimeter Solutions Inc.	715,913	23,110
*,1	Energy Fuels Inc.	1,208,676	22,022
*	Century Aluminum Co.	292,528	19,298
	Chemours Co.	774,781	17,169
	Avient Corp.	473,004	16,754
	Hawkins Inc.	100,430	15,544
	Kaiser Aluminum Corp.	82,706	15,056
*	Ingevity Corp.	185,099	12,553
	Minerals Technologies Inc.	162,469	12,513
*	Novagold Resources Inc.	1,445,843	12,391
*	Perpetua Resources Corp.	446,256	12,080
	Innospec Inc.	127,780	10,598
	Quaker Chemical Corp.	70,796	10,161
*	Ecovyst Inc.	587,313	7,747
*	Ivanhoe Electric Inc.	547,590	7,371
	Worthington Steel Inc.	169,107	7,135
	Sylvamo Corp.	171,440	6,732
	Ryerson Holding Corp.	226,481	6,477
	Stepan Co.	111,009	5,867
*	NWPX Infrastructure Inc.	48,622	5,735
*,1	US Antimony Corp.	611,675	5,493
*	Compass Minerals International Inc.	161,284	5,148
	Tronox Holdings plc	614,868	4,888
*,1	ASP Isotopes Inc.	584,502	4,547
	Koppers Holdings Inc.	97,320	3,971
*	Metallus Inc.	186,790	3,670
*	NioCorp Developments Ltd.	604,691	3,489
*	LSB Industries Inc.	276,678	3,470
*,1	Critical Metals Corp.	299,924	3,359
	AdvanSix Inc.	135,140	3,033
*	Rayonier Advanced Materials Inc.	331,344	3,032
*	Idaho Strategic Resources Inc.	76,530	2,993
	Ferroglobe plc	614,519	2,661
*	Dakota Gold Corp.	459,880	2,649
	Mativ Holdings Inc.	277,169	2,461
*	American Battery Technology Co.	641,287	2,315
	Orion SA	285,715	2,183
*	Contango Silver & Gold Inc.	108,413	2,180
*	Intrepid Potash Inc.	55,393	2,164
	Caledonia Mining Corp. plc	84,937	2,018
*	Magnera Corp.	166,304	1,891
[1]	Vox Royalty Corp.	305,370	1,783
*,1	Encore Energy Corp.	944,131	1,511
*	Clearwater Paper Corp.	80,186	1,307
*	US Gold Corp.	69,635	1,124
*	Tredegar Corp.	137,287	1,072
*,1	Lifezone Metals Ltd.	167,656	880
	Friedman Industries Inc.	34,844	815

		Shares	Market Value ($000)
*	Ascent Industries Co.	42,438	575
	Omega Flex Inc.	18,454	558
*	American Vanguard Corp.	129,910	335
	Valhi Inc.	12,331	177
*,1	US Goldmining Inc.	14,654	150
*	Elmet Group Co.	9,503	145
*	Solesence Inc.	96,187	118
*,1	Rare Earths Americas Inc.	5,216	114
*	Silver Bow Mining Corp.	7,898	79
			767,589
Consumer Discretionary (9.5%)
*	Brinker International Inc.	223,223	31,783
	Garrett Motion Inc.	913,831	29,937
*	Taylor Morrison Home Corp.	493,991	28,898
*	Boot Barn Holdings Inc.	158,292	26,889
*	Life Time Group Holdings Inc.	777,508	25,720
*	Urban Outfitters Inc.	335,906	24,404
*	Frontdoor Inc.	373,588	23,189
	Meritage Homes Corp.	346,904	22,632
	PriceSmart Inc.	132,045	22,446
	Rush Enterprises Inc. Class A	314,277	21,789
*	Cavco Industries Inc.	40,048	21,487
*	Champion Homes Inc.	287,589	21,175
*	Laureate Education Inc.	654,124	20,925
*	Covista Inc.	175,405	20,663
*	OPENLANE Inc.	541,533	20,632
	Dana Inc.	582,081	20,612
	Kontoor Brands Inc.	283,461	20,344
*	Stride Inc.	215,218	19,882
	Atmus Filtration Technologies Inc.	423,570	19,815
*	Victoria's Secret & Co.	356,372	19,600
	Polaris Inc.	274,255	19,354
*	Sphere Entertainment Co.	139,612	19,333
	Group 1 Automotive Inc.	60,377	19,100
*	Asbury Automotive Group Inc.	99,932	18,758
	Advance Auto Parts Inc.	308,766	18,600
	Graham Holdings Co. Class B	16,521	18,128
*	Abercrombie & Fitch Co. Class A	233,424	18,025
	Academy Sports & Outdoors Inc.	341,276	18,019
*	SkyWest Inc.	208,207	17,833
	Signet Jewelers Ltd.	203,777	17,808
*	M/I Homes Inc.	134,168	17,659
*	Dorman Products Inc.	142,008	17,598
	Visteon Corp.	141,325	16,717
*	Knowles Corp.	439,400	16,438
*	Hilton Grand Vacations Inc.	312,899	16,277
	Steven Madden Ltd.	369,244	16,040
	Cheesecake Factory Inc.	237,958	15,715
	KB Home	316,945	15,486
	Cinemark Holdings Inc.	546,157	15,292
	Phinia Inc.	195,821	15,129
*	Lionsgate Studios Corp.	1,053,768	15,122
	Red Rock Resorts Inc. Class A	251,379	14,676
*	Madison Square Garden Entertainment Corp.	204,011	14,389
	LCI Industries	121,788	13,277
*	Peloton Interactive Inc. Class A	2,037,752	13,042
	American Eagle Outfitters Inc.	820,466	12,963
*	Shake Shack Inc. Class A	200,046	12,865
	Acushnet Holdings Corp.	141,974	12,604
	OneSpaWorld Holdings Ltd.	514,016	12,208
	Marriott Vacations Worldwide Corp.	143,354	12,168
*	Rush Street Interactive Inc.	470,977	11,935
*	Atlanta Braves Holdings Inc. Class C	237,462	11,778
	HNI Corp.	362,322	11,301
*	Capri Holdings Ltd.	604,997	11,199
*	Green Brick Partners Inc.	160,729	10,811
	Perdoceo Education Corp.	330,871	10,714
*	Allegiant Travel Co.	115,288	10,562
*	Callaway Golf Co.	678,988	10,456

		Shares	Market Value ($000)
*	Six Flags Entertainment Corp.	493,643	10,371
	Super Group SGHC Ltd.	819,372	10,201
*	Sonos Inc.	614,439	9,696
*	Adient plc	404,243	9,241
	Worthington Enterprises Inc.	161,866	9,189
*	Universal Technical Institute Inc.	242,890	9,087
	Strategic Education Inc.	118,072	9,062
*	IMAX Corp.	225,221	8,937
	Interparfums Inc.	94,336	8,903
	Interface Inc.	298,249	8,828
	John Wiley & Sons Inc. Class A	206,576	8,693
*	Central Garden & Pet Co. Class A	254,472	8,685
*	Goodyear Tire & Rubber Co.	1,420,247	8,664
*	JetBlue Airways Corp.	1,528,560	8,361
	Kohl's Corp.	561,164	8,058
	La-Z-Boy Inc.	213,524	8,024
	Monarch Casino & Resort Inc.	65,616	7,891
*	Dauch Corp.	1,175,698	7,807
*,1	Red Cat Holdings Inc.	532,717	7,724
	Buckle Inc.	162,511	7,454
	PROG Holdings Inc.	202,395	7,442
	Wolverine World Wide Inc.	419,506	7,362
	Carter's Inc.	183,212	7,070
*	Lincoln Educational Services Corp.	152,426	7,060
	Leggett & Platt Inc.	686,382	7,049
*	Arlo Technologies Inc.	522,946	6,976
	Century Communities Inc.	131,238	6,932
*	Sally Beauty Holdings Inc.	509,879	6,771
*	National Vision Holdings Inc.	401,049	6,718
*	Genius Sports Ltd.	1,124,196	6,588
*	TripAdvisor Inc.	588,791	6,583
	Sonic Automotive Inc. Class A	77,043	6,365
*	Global Business Travel Group I	671,052	6,268
	Brightstar Lottery plc	539,636	6,060
	G-III Apparel Group Ltd.	187,080	6,048
*	Coursera Inc.	1,121,366	6,044
*	XPEL Inc.	130,474	5,965
	Winmark Corp.	15,330	5,803
	Papa John's International Inc.	168,286	5,757
	MillerKnoll Inc.	352,091	5,697
*	ACV Auctions Inc. Class A	863,302	5,672
*	USA TODAY Co. Inc.	725,826	5,669
*	United Parks & Resorts Inc.	139,711	5,607
*	Figs Inc. Class A	460,751	5,418
*	Gentherm Inc.	155,157	5,382
*	Sweetgreen Inc. Class A	532,056	5,299
*	RealReal Inc.	548,175	5,284
	Upbound Group Inc.	269,955	5,186
*	LGI Homes Inc.	105,351	5,037
*	Pursuit Attractions & Hospitality Inc.	109,133	4,886
	Ermenegildo Zegna NV	317,328	4,665
*	BJ's Restaurants Inc.	98,308	4,625
*	AMC Entertainment Holdings Inc. Class A	2,656,552	4,596
*	Lindblad Expeditions Holdings Inc.	196,211	4,503
*	GigaCloud Technology Inc. Class A	123,341	4,445
*	American Public Education Inc.	89,425	4,424
*	Liquidity Services Inc.	119,457	4,326
	Scholastic Corp.	106,106	4,297
	Standard Motor Products Inc.	108,578	4,255
*	Driven Brands Holdings Inc.	306,917	4,248
	Winnebago Industries Inc.	140,331	4,166
	Gold.com Inc.	97,738	4,135
*	Revolve Group Inc.	208,540	4,087
	Matthews International Corp. Class A	153,227	4,067
*	Stagwell Inc.	561,632	3,937
*	Fox Factory Holding Corp.	216,160	3,900
[1]	Cracker Barrel Old Country Store Inc.	114,244	3,864
	Bloomin' Brands Inc.	431,642	3,643
*	Beazer Homes USA Inc.	142,009	3,606
*	First Watch Restaurant Group Inc.	308,074	3,583

		Shares	Market Value ($000)
*	QuinStreet Inc.	281,108	3,519
	Smith & Wesson Brands Inc.	228,273	3,474
*	MarineMax Inc.	100,099	3,447
*	Sabre Corp.	1,907,913	3,358
*	Daily Journal Corp.	6,479	3,350
*,1	Hertz Global Holdings Inc.	614,659	3,319
	Oxford Industries Inc.	72,746	3,246
*	Eastman Kodak Co.	323,110	3,205
*	Helen of Troy Ltd.	117,875	3,199
*	Accel Entertainment Inc.	258,640	3,075
	Carriage Services Inc.	73,024	3,008
	Movado Group Inc.	78,145	2,991
*	Corsair Gaming Inc.	240,360	2,918
	Entravision Communications Corp. Class A	319,950	2,905
	Rush Enterprises Inc. Class B	43,948	2,852
	Arko Corp.	365,592	2,837
	Sturm Ruger & Co. Inc.	71,777	2,806
*	Cars.com Inc.	269,166	2,767
	Sinclair Inc.	198,748	2,749
*	Hovnanian Enterprises Inc. Class A	24,735	2,730
*	iHeartMedia Inc. Class A	625,592	2,696
*	Cooper-Standard Holdings Inc.	86,954	2,637
*	Malibu Boats Inc. Class A	95,187	2,614
	Caleres Inc.	169,931	2,474
	Ethan Allen Interiors Inc.	119,492	2,464
*	ThredUP Inc. Class A	514,906	2,394
	Monro Inc.	144,846	2,383
*	Dream Finders Homes Inc. Class A	151,760	2,346
	Build-A-Bear Workshop Inc.	62,987	2,344
	Camping World Holdings Inc. Class A	310,278	2,274
	Dine Brands Global Inc.	72,319	2,269
	Global Industrial Co.	73,666	2,239
	Marcus Corp.	117,173	2,216
*	Bed Bath & Beyond Inc.	353,336	2,166
*	El Pollo Loco Holdings Inc.	143,860	2,139
*	MasterCraft Boat Holdings Inc.	91,823	2,139
*,1	Newsmax Inc.	244,250	2,079
*	Stitch Fix Inc. Class A	574,575	2,046
*	Genesco Inc.	51,160	1,963
*	Kura Sushi USA Inc. Class A	34,738	1,952
*	Dave & Buster's Entertainment Inc.	139,655	1,867
*	Atlanta Braves Holdings Inc. Class A	34,787	1,865
*	Clean Energy Fuels Corp.	895,680	1,827
	Gray Media Inc.	450,962	1,808
*	McGraw Hill Inc.	148,861	1,792
*	Frontier Group Holdings Inc.	294,373	1,781
	Arhaus Inc.	262,672	1,778
*	Savers Value Village Inc.	197,076	1,764
*	Central Garden & Pet Co.	43,372	1,669
*	Strattec Security Corp.	20,878	1,669
*	Zumiez Inc.	66,989	1,650
	Shoe Carnival Inc.	93,119	1,648
	Haverty Furniture Cos. Inc.	69,263	1,606
*,1	Vuzix Corp.	348,546	1,603
*	AMC Global Media Inc.	158,383	1,540
	Nathan's Famous Inc.	14,975	1,511
*	Portillo's Inc. Class A	344,350	1,477
*	Boston Omaha Corp. Class A	112,052	1,443
	Rocky Brands Inc.	36,242	1,401
*	Krispy Kreme Inc.	396,273	1,395
*,1	Falcon's Beyond Global Inc. Class A	89,697	1,390
*	Starz Entertainment Corp.	59,217	1,385
	Johnson Outdoors Inc. Class A	30,308	1,357
*	Latham Group Inc.	257,051	1,357
*	Petco Health & Wellness Co. Inc.	447,689	1,348
*,1	Nexxen International Ltd.	159,222	1,337
	Designer Brands Inc. Class A	172,065	1,328
*	Funko Inc. Class A	209,699	1,191
*	EW Scripps Co. Class A	338,011	1,146
*,1	Webtoon Entertainment Inc.	92,286	1,134

		Shares	Market Value ($000)
*	Citi Trends Inc.	24,584	1,131
*	Jack in the Box Inc.	90,473	1,126
*	Outdoor Holding Co.	545,675	1,124
	Weyco Group Inc.	31,397	1,108
	Playtika Holding Corp.	289,642	1,092
*	Reservoir Media Inc.	104,809	1,082
*	Holley Inc.	393,419	1,074
	National CineMedia Inc.	341,381	1,072
*	Legacy Housing Corp.	43,984	1,056
	Flexsteel Industries Inc.	18,270	1,053
*	Lovesac Co.	68,443	1,053
*	Turtle Beach Corp.	79,365	1,035
	JAKKS Pacific Inc.	46,517	1,028
	Cricut Inc. Class A	244,582	1,015
*	Biglari Holdings Inc. Class B	3,469	1,008
*	Inspired Entertainment Inc.	128,778	992
	Escalade Inc.	52,723	990
	RCI Hospitality Holdings Inc.	37,345	947
*	Envela Corp.	34,258	872
*	Barnes & Noble Education Inc.	83,277	863
*	Xponential Fitness Inc. Class A	143,785	789
	Phoenix Education Partners Inc.	25,527	772
*	Motorcar Parts of America Inc.	69,418	768
*	Black Rock Coffee Bar Inc. Class A	88,762	739
	Hamilton Beach Brands Holding Co. Class A	36,282	737
	Superior Group of Cos. Inc.	56,599	724
*,1	Bally's Corp.	49,743	705
*	Thryv Holdings Inc.	167,829	651
*	OneWater Marine Inc. Class A	59,045	650
*	American Outdoor Brands Inc.	63,545	644
	Bassett Furniture Industries Inc.	42,179	631
*	KinderCare Learning Cos. Inc.	161,719	621
	CuriosityStream Inc.	211,257	604
*	Lands' End Inc.	47,678	560
*,1	1-800-Flowers.com Inc. Class A	121,919	557
[1]	Lakeland Industries Inc.	44,795	485
	J Jill Inc.	37,687	478
	Clarus Corp.	153,071	469
*	America's Car-Mart Inc.	36,253	446
*,1	Faraday Future Intelligent Electric Inc.	981,803	357
	Emerald Holding Inc.	70,690	353
	Virco Mfg. Corp.	57,673	348
*	Travelzoo	31,518	338
*	Torrid Holdings Inc.	173,828	278
*	Yesway Inc. Class A	11,868	267
*	Playstudios Inc.	455,159	252
*,1	Nerdy Inc.	306,298	252
*	Traeger Inc.	3,473	242
*	BARK Inc.	23,822	240
*	Gambling.com Group Ltd.	94,170	224
*	Teads Holding Co.	184,602	212
*	Gaia Inc.	84,935	199
	CompX International Inc.	7,748	195
*,1	NextNRG Inc.	223,851	144
*,1	Sleep Number Corp.	92,921	111
*,1	flyExclusive Inc.	43,828	111
*	Meridian Holdings Inc.	9,194	107
*	Livewire Group Inc.	58,796	83
*	Bob's Discount Furniture Inc.	4,604	63
			1,665,230
Consumer Staples (1.4%)
*	Vita Coco Co. Inc.	245,106	18,415
	Cal-Maine Foods Inc.	223,788	16,721
*	United Natural Foods Inc.	308,368	15,835
*	Chefs' Warehouse Inc.	187,613	14,360
	WD-40 Co.	70,006	13,999
	Andersons Inc.	166,638	11,763
	Marzetti Co.	103,382	11,573
	Spectrum Brands Holdings Inc.	116,315	9,153

		Shares	Market Value ($000)
	Turning Point Brands Inc.	94,504	8,026
	Ingles Markets Inc. Class A	75,291	6,660
	Universal Corp.	124,485	6,457
*	Herbalife Ltd.	526,579	6,298
	J & J Snack Foods Corp.	77,840	5,925
	Energizer Holdings Inc.	322,267	5,872
	Fresh Del Monte Produce Inc.	170,876	5,492
	Weis Markets Inc.	70,567	5,149
*	Simply Good Foods Co.	442,654	5,099
	Dole plc	345,040	4,827
*	National Beverage Corp.	123,469	4,567
*	Guardian Pharmacy Services Inc. Class A	115,997	4,494
*	Grocery Outlet Holding Corp.	487,216	4,146
	Edgewell Personal Care Co.	231,576	4,057
	Oil-Dri Corp. of America	50,926	3,904
	Tootsie Roll Industries Inc.	95,858	3,615
*	Seneca Foods Corp. Class A	23,951	3,444
*	Mission Produce Inc.	304,281	3,390
	John B Sanfilippo & Son Inc.	39,912	2,990
	Utz Brands Inc.	378,365	2,770
*	Mama's Creations Inc.	188,896	2,607
	Village Super Market Inc. Class A	47,023	2,185
	Natural Grocers by Vitamin Cottage Inc.	65,505	1,923
*	Nature's Sunshine Products Inc.	85,510	1,820
*	Vital Farms Inc.	177,781	1,780
	ACCO Brands Corp.	448,442	1,776
*,1	Beyond Meat Inc.	2,163,720	1,706
*	Honest Co. Inc.	486,306	1,702
	B&G Foods Inc.	399,833	1,635
*	Westrock Coffee Co.	189,810	1,524
*	Olaplex Holdings Inc.	721,831	1,473
	Nu Skin Enterprises Inc. Class A	248,104	1,437
	MGP Ingredients Inc.	72,402	1,278
	Alico Inc.	29,017	1,180
	Limoneira Co.	85,868	1,092
*	USANA Health Sciences Inc.	55,573	1,017
*	BRC Inc. Class A	477,674	783
*	Medifast Inc.	55,568	696
*	Lifeway Foods Inc.	26,537	632
*	SkinHealth Systems Inc.	591,055	457
*	Zevia PBC Class A	288,170	447
[1]	Lifevantage Corp.	55,458	436
*	HF Foods Group Inc.	204,851	399
*	Hain Celestial Group Inc.	465,071	369
*,1	Waldencast plc Class A	246,678	303
*	Forafric Global plc	28,152	286
*	FitLife Brands Inc.	19,811	202
*	Ispire Technology Inc.	97,077	176
*	Once Upon a Farm PBC	7,898	122
*	Suja Life Inc. Class A	3,961	61
			240,505
Energy (6.3%)
*	Nextpower Inc. Class A	750,737	117,415
	SM Energy Co.	1,282,683	39,391
	Kodiak Gas Services Inc.	482,726	32,270
	Noble Corp. plc	649,708	30,198
	Archrock Inc.	888,988	29,772
*	Valaris Ltd.	321,048	29,739
*	Transocean Ltd. (XNYS)	4,779,303	29,584
*	Plug Power Inc.	6,811,945	26,907
	Magnolia Oil & Gas Corp. Class A	931,293	25,480
	Warrior Met Coal Inc.	268,136	25,350
	Murphy Oil Corp.	695,440	25,168
	Golar LNG Ltd.	502,615	25,005
*	CNX Resources Corp.	708,873	23,882
	Liberty Energy Inc.	812,585	23,776
	Core Natural Resources Inc.	262,137	23,183
	California Resources Corp.	376,950	22,349
	Cactus Inc. Class A	352,655	20,468

		Shares	Market Value ($000)
	Patterson-UTI Energy Inc.	1,785,252	20,013
*	Oceaneering International Inc.	508,431	19,437
	Helmerich & Payne Inc.	508,676	19,406
*	Tidewater Inc.	253,079	18,599
	PBF Energy Inc. Class A	431,208	17,550
	Peabody Energy Corp.	629,457	17,027
	Solaris Energy Infrastructure Inc.	238,141	16,560
*,1	Centrus Energy Corp. Class A	86,712	15,822
	Crescent Energy Co. Class A	1,324,460	15,311
*	Seadrill Ltd.	323,077	15,240
*	Par Pacific Holdings Inc.	254,082	14,269
*	Gulfport Energy Corp.	81,916	13,810
	Delek US Holdings Inc.	303,665	13,516
*	Calumet Inc.	354,651	12,579
*	DNOW Inc.	956,105	12,229
*	American Superconductor Corp.	236,961	12,071
*	Alpha Metallurgical Resources Inc.	59,313	11,802
*,1	T1 Energy Inc.	1,045,769	11,043
	Kinetik Holdings Inc.	239,620	11,011
*	Shoals Technologies Group Inc. Class A	864,793	10,767
	Northern Oil & Gas Inc.	493,362	10,741
*	Talos Energy Inc.	653,682	9,590
*	Sable Offshore Corp.	640,323	9,381
*	Fluence Energy Inc.	471,567	8,903
	Select Water Solutions Inc.	486,837	8,729
*	National Energy Services Reunited Corp.	345,733	8,419
	World Kinect Corp.	278,945	8,036
*	ProPetro Holding Corp.	504,574	7,700
*	Borr Drilling Ltd.	1,466,362	7,347
*,1	NextDecade Corp.	902,031	7,135
*	Array Technologies Inc.	780,759	7,089
*	REX American Resources Corp.	147,921	6,917
*	Kosmos Energy Ltd.	2,441,099	6,835
*	Nabors Industries Ltd. (XNYS)	72,855	6,749
*	Helix Energy Solutions Group Inc.	715,877	6,693
*	TETRA Technologies Inc.	652,832	6,679
	Atlas Energy Solutions Inc.	399,440	6,667
*	Expro Group Holdings NV	421,765	6,229
*	NPK International Inc.	421,741	6,124
	Bristow Group Inc.	146,463	6,099
*	Ameresco Inc. Class A	165,104	5,940
*	Green Plains Inc.	352,820	5,529
*	Innovex International Inc.	199,534	5,330
	CVR Energy Inc.	159,290	5,292
*	Comstock Resources Inc.	381,208	5,082
	Diversified Energy Co.	324,942	4,728
	SunCoke Energy Inc.	437,186	3,939
*	BKV Corp.	130,575	3,465
*	Ramaco Resources Inc. Class A	213,281	3,329
	Core Laboratories Inc.	241,267	3,298
	RPC Inc.	459,480	3,042
*	Solid Power Inc.	907,018	3,002
	VAALCO Energy Inc.	532,305	2,779
*	Forum Energy Technologies Inc.	54,625	2,743
	Flowco Holdings Inc. Class A	113,260	2,649
	Vitesse Energy Inc.	151,722	2,622
	Riley Exploration Permian Inc.	76,312	2,538
*	Oil States International Inc.	290,382	2,468
	SandRidge Energy Inc.	162,570	2,385
*	Gevo Inc.	1,205,476	2,242
	Natural Gas Services Group Inc.	52,423	2,060
	W&T Offshore Inc.	511,727	1,883
*	Matrix Service Co.	139,796	1,836
	Ranger Energy Services Inc. Class A	111,650	1,726
*	EVgo Inc.	667,046	1,481
*	Flotek Industries Inc.	73,253	1,461
	Granite Ridge Resources Inc.	279,685	1,359
*	Summit Midstream Corp.	44,520	1,186
*	Infinity Natural Resources Inc. Class A	83,335	1,129
	NACCO Industries Inc. Class A	20,458	1,035

		Shares	Market Value ($000)
	Energy Services of America Corp.	60,799	908
*	ProFrac Holding Corp. Class A	148,153	905
*	SEACOR Marine Holdings Inc.	112,775	851
[1]	HighPeak Energy Inc.	114,757	815
*	Kolibri Global Energy Inc.	153,923	788
	Evolution Petroleum Corp.	163,357	693
*	DMC Global Inc.	100,067	681
*	X-Energy Inc.	25,148	677
	Epsilon Energy Ltd.	111,596	632
*	Montauk Renewables Inc.	348,926	607
	FutureFuel Corp.	128,424	532
*,1	New Fortress Energy Inc.	895,781	502
*,1	SunPower Inc.	414,291	439
*	PrimeEnergy Resources Corp.	2,556	421
*	Mammoth Energy Services Inc.	123,590	414
*	HMH Holding Inc. Class A	11,848	253
*	OPAL Fuels Inc. Class A	108,448	245
*	Empire Petroleum Corp. (XASE)	79,145	201
*	Solv Energy Inc. Class A	4,627	164
*,1	XCF Global Inc. Class A	251,348	125
	ARKO Petroleum Corp.	3,954	75
*	Verde Clean Fuels Inc.	21,687	34
			1,098,581
Financials (15.5%)
	UMB Financial Corp.	373,915	49,080
*	Riot Platforms Inc.	1,794,016	48,636
	FirstCash Holdings Inc.	203,834	44,825
	Old National Bancorp	1,802,386	43,275
*	StoneX Group Inc.	378,090	42,857
	Jackson Financial Inc. Class A	347,786	35,860
*	Clearwater Analytics Holdings Inc. Class A	1,435,572	34,942
	Valley National Bancorp	2,495,292	34,360
	Glacier Bancorp Inc.	660,516	31,408
	United Bankshares Inc.	719,657	31,240
	Hancock Whitney Corp.	430,245	29,308
	Ameris Bancorp	336,745	28,391
	Piper Sandler Cos.	359,962	28,225
*	MARA Holdings Inc.	1,952,053	28,071
	Essent Group Ltd.	478,300	27,689
	Atlantic Union Bankshares Corp.	733,832	27,607
	Selective Insurance Group Inc.	309,466	26,781
	Home BancShares Inc.	969,668	25,948
	Moelis & Co. Class A	382,407	25,732
*	Axos Financial Inc.	279,909	24,327
	Radian Group Inc.	697,440	23,818
	Associated Banc-Corp.	856,183	23,810
*	Oscar Health Inc. Class A	1,044,177	23,212
	First Financial Bankshares Inc.	692,346	22,626
*	Texas Capital Bancshares Inc.	225,683	22,453
	CNO Financial Group Inc.	485,155	22,303
	Eastern Bankshares Inc.	1,119,563	22,089
	Flagstar Bank NA	1,563,234	21,979
	Fulton Financial Corp.	987,450	21,418
	Bread Financial Holdings Inc.	235,537	20,979
	United Community Banks Inc.	630,119	20,762
	ServisFirst Bancshares Inc.	265,477	20,705
	Independent Bank Corp. (XNGS)	256,203	20,261
	International Bancshares Corp.	280,623	20,250
*	Enova International Inc.	122,621	19,805
	Renasant Corp.	485,196	19,757
	WSFS Financial Corp.	274,755	19,631
	Victory Capital Holdings Inc. Class A	231,555	19,578
	BGC Group Inc. Class A	1,865,006	19,489
	Cathay General Bancorp	332,706	19,184
*	Lemonade Inc.	317,716	18,428
	PJT Partners Inc. Class A	118,243	18,079
	BankUnited Inc.	382,622	17,750
	StepStone Group Inc. Class A	358,903	17,698
	CVB Financial Corp.	863,457	17,580

		Shares	Market Value ($000)
*	Genworth Financial Inc.	2,035,062	17,420
	Community Financial System Inc.	272,403	17,336
	WesBanco Inc.	487,168	16,880
	First Financial Bancorp	534,633	16,445
	Simmons First National Corp. Class A	742,314	15,923
	First Interstate BancSystem Inc. Class A	443,645	15,794
	Bank of Hawaii Corp.	202,590	15,518
	Seacoast Banking Corp. of Florida	500,020	15,156
	Towne Bank	442,485	15,075
*	Dave Inc.	53,322	15,067
	Marex Group plc	283,337	15,000
*	Upstart Holdings Inc.	443,262	14,978
	Blackstone Mortgage Trust Inc. Class A	817,938	14,952
	Provident Financial Services Inc.	662,540	14,702
*	Palomar Holdings Inc.	135,647	14,520
*	NMI Holdings Inc.	395,586	14,202
	WaFd Inc.	391,762	13,931
	Mercury General Corp.	138,406	13,568
	First BanCorp (XNYS)	565,295	13,556
	Dynex Capital Inc.	1,027,430	13,449
	Banc of California Inc.	697,929	13,414
	Nicolet Bankshares Inc.	94,966	13,321
	Park National Corp.	76,323	13,094
	First Merchants Corp.	320,840	12,930
	PennyMac Financial Services Inc.	150,411	12,615
	Trustmark Corp.	283,577	12,523
	Beacon Financial Corp.	428,802	12,474
*	Customers Bancorp Inc.	164,577	12,366
	First Bancorp / Southern Pines NC	207,618	12,214
	NBT Bancorp Inc.	263,501	12,184
	WisdomTree Inc.	636,379	12,123
	Bank of NT Butterfield & Son Ltd.	214,587	12,116
	Artisan Partners Asset Management Inc. Class A	322,028	12,057
	FB Financial Corp.	227,639	11,994
	First Busey Corp.	434,800	11,900
	BancFirst Corp.	107,460	11,852
*	Bancorp Inc.	214,803	11,849
	Enterprise Financial Services Corp.	188,740	11,440
	Banner Corp.	173,326	11,266
*	SiriusPoint Ltd.	527,234	11,256
	Northwest Bancshares Inc.	746,871	10,568
*	LendingClub Corp.	588,459	10,504
	OFG Bancorp	221,904	10,110
	First Commonwealth Financial Corp.	531,059	10,058
	Stewart Information Services Corp.	154,712	10,053
	Acadian Asset Management Inc.	138,040	9,982
	Cohen & Steers Inc.	142,719	9,962
	ARMOUR Residential REIT Inc.	580,765	9,960
	Stock Yards Bancorp Inc.	135,367	9,711
	Horace Mann Educators Corp.	209,746	9,592
*	Baldwin Insurance Group Inc.	492,307	9,561
	Pathward Financial Inc.	113,815	9,360
*	Webull Corp.	1,426,588	9,130
	City Holding Co.	72,402	9,000
*	Encore Capital Group Inc.	111,986	8,951
	Stellar Bancorp Inc.	238,453	8,904
*	Skyward Specialty Insurance Group Inc.	201,414	8,886
	Nelnet Inc. Class A	66,378	8,667
	S&T Bancorp Inc.	191,853	8,651
	HCI Group Inc.	55,510	8,552
	Federal Agricultural Mortgage Corp. Class C	48,030	8,539
	Walker & Dunlop Inc.	169,644	8,514
	Ellington Financial Inc.	627,340	8,513
	Hilltop Holdings Inc.	223,426	8,428
*	Triumph Financial Inc.	116,808	8,323
	German American Bancorp Inc.	186,600	8,158
	National Bank Holdings Corp. Class A	195,013	8,157
	Banco Latinoamericano de Comercio Exterior SA	144,940	8,093
	Hope Bancorp Inc.	635,978	7,975
	TriCo Bancshares	155,726	7,911

		Shares	Market Value ($000)
	Apollo Commercial Real Estate Finance Inc.	719,032	7,881
	Lakeland Financial Corp.	127,840	7,751
	QCR Holdings Inc.	83,920	7,733
	Dime Community Bancshares Inc.	205,113	7,675
	ConnectOne Bancorp Inc.	245,199	7,373
	Bank First Corp.	53,006	7,369
	Origin Bancorp Inc.	152,898	7,287
	1st Source Corp.	95,246	7,031
	Live Oak Bancshares Inc.	181,877	6,917
	Westamerica BanCorp	122,210	6,781
	Hamilton Insurance Group Ltd. Class B	227,287	6,730
	Two Harbors Investment Corp.	537,136	6,623
*	Slide Insurance Holdings Inc.	363,724	6,558
[1]	Orchid Island Capital Inc.	953,465	6,464
*	ProAssurance Corp.	262,861	6,306
	Merchants Bancorp	133,387	6,288
	Peoples Bancorp Inc.	179,464	6,242
	Pelagos Insurance Capital Ltd.	282,642	6,099
	Ladder Capital Corp.	587,212	6,001
*	Miami International Holdings Inc.	126,550	5,979
	Tompkins Financial Corp.	69,301	5,970
	Enact Holdings Inc.	142,023	5,935
	Perella Weinberg Partners	335,999	5,766
	Preferred Bank	60,106	5,759
[1]	Arbor Realty Trust Inc.	999,081	5,745
	Chimera Investment Corp.	421,038	5,735
	Univest Financial Corp.	144,412	5,696
	Old Second Bancorp Inc.	259,139	5,525
	Community Trust Bancorp Inc.	82,125	5,491
	OceanFirst Financial Corp.	288,934	5,429
	Burke & Herbert Financial Services Corp.	84,435	5,370
	Safety Insurance Group Inc.	75,810	5,320
	F&G Annuities & Life Inc.	190,749	5,288
	Byline Bancorp Inc.	158,831	5,256
	MFA Financial Inc.	529,327	5,082
	Employers Holdings Inc.	114,959	5,001
	First Mid Bancshares Inc.	111,906	4,929
	Capitol Federal Financial Inc.	633,396	4,921
	Amalgamated Financial Corp.	118,156	4,901
	Southside Bancshares Inc.	148,695	4,871
	Universal Insurance Holdings Inc.	130,712	4,839
	Northeast Bank	38,253	4,810
	Horizon Bancorp Inc.	258,793	4,801
	Burford Capital Ltd.	1,034,546	4,800
	United Fire Group Inc.	108,195	4,796
	Heritage Financial Corp.	175,483	4,782
*,1	Strive Inc. Class A	268,007	4,736
	Virtus Investment Partners Inc.	33,011	4,722
*	Coastal Financial Corp.	66,318	4,721
	TrustCo Bank Corp. NY	90,726	4,701
*	Porch Group Inc.	450,664	4,696
	PennyMac Mortgage Investment Trust	448,780	4,694
	Business First Bancshares Inc.	161,935	4,612
	Hanmi Financial Corp.	152,881	4,605
	CNB Financial Corp.	150,048	4,602
	Mercantile Bank Corp.	86,458	4,581
	Central Pacific Financial Corp.	132,985	4,569
	Camden National Corp.	86,197	4,312
	Amerant Bancorp Inc.	188,041	4,272
*	Goosehead Insurance Inc. Class A	122,093	4,199
*	Trupanion Inc.	190,792	4,163
*	Firstsun Capital Bancorp	117,254	4,157
	NB Bancorp Inc.	205,063	4,107
	Esquire Financial Holdings Inc.	37,210	4,089
	Metropolitan Bank Holding Corp.	45,568	4,079
	Equity Bancshares Inc. Class A	88,325	4,072
	First Financial Corp.	58,595	4,054
	Farmers National Banc Corp.	285,467	4,048
	Adamas Trust Inc.	437,096	4,021
	Eagle Bancorp Inc.	144,817	3,952

		Shares	Market Value ($000)
	Patria Investments Ltd. Class A	340,797	3,950
*	Compass Diversified Holdings	345,109	3,917
[1]	Brookfield Business Corp. Class A	118,350	3,885
	Brightspire Capital Inc.	663,291	3,827
	HomeTrust Bancshares Inc.	80,930	3,761
	Metrocity Bankshares Inc.	114,227	3,731
	Mechanics Bancorp Class A	249,220	3,669
	First Community Bankshares Inc.	84,920	3,661
	Franklin BSP Realty Trust Inc. REIT	420,977	3,650
	Financial Institutions Inc.	100,555	3,643
	Orrstown Financial Services Inc.	95,877	3,560
	Peapack-Gladstone Financial Corp.	82,316	3,560
	Redwood Trust Inc.	652,062	3,534
	Independent Bank Corp.	102,729	3,526
	Republic Bancorp Inc. Class A	43,127	3,491
	Alerus Financial Corp.	120,851	3,454
	Southern Missouri Bancorp Inc.	49,694	3,432
	Five Star Bancorp	80,014	3,379
	GCM Grosvenor Inc. Class A	316,288	3,362
*	Root Inc. Class A	63,184	3,289
	Shore Bancshares Inc.	158,755	3,280
	Mid Penn Bancorp Inc.	100,439	3,279
	Capital City Bank Group Inc.	71,440	3,261
	SmartFinancial Inc.	78,061	3,255
	Cannae Holdings Inc.	215,235	3,192
	Washington Trust Bancorp Inc.	97,902	3,189
	Invesco Mortgage Capital Inc. REIT	396,954	3,124
	TPG RE Finance Trust Inc.	367,746	3,089
	Arrow Financial Corp.	83,558	3,067
	Carter Bankshares Inc.	112,355	3,067
*	PRA Group Inc.	199,830	3,049
	Great Southern Bancorp Inc.	42,199	3,028
	Navient Corp.	350,093	2,997
	AMERISAFE Inc.	97,625	2,992
	Bar Harbor Bankshares	84,251	2,944
	Midland States Bancorp Inc.	104,435	2,903
	Peoples Financial Services Corp.	47,763	2,838
	Community West Bancshares	118,011	2,833
	ACNB Corp.	52,080	2,827
*	Columbia Financial Inc.	139,543	2,809
	Northrim BanCorp Inc.	111,947	2,766
*	Heritage Insurance Holdings Inc.	126,420	2,741
	Civista Bancshares Inc.	104,853	2,716
	Northfield Bancorp Inc.	190,335	2,699
	Flushing Financial Corp.	166,036	2,652
	South Plains Financial Inc.	63,468	2,576
*	Third Coast Bancshares Inc.	66,053	2,527
	Hingham Institution for Savings	8,602	2,489
	Ridgepost Capital Inc. Class A	299,942	2,484
*	Bowhead Specialty Holdings Inc.	91,677	2,440
	Kearny Financial Corp.	294,123	2,424
*	Hippo Holdings Inc.	92,205	2,385
	Red River Bancshares Inc.	26,077	2,371
	Sierra Bancorp	62,037	2,356
	First Business Financial Services Inc.	40,889	2,352
	ChoiceOne Financial Services Inc.	73,501	2,308
*	Southern First Bancshares Inc.	39,917	2,306
	Home Bancorp Inc.	34,978	2,252
	Tiptree Inc.	120,883	2,205
*	Wealthfront Corp.	179,999	2,200
	California BanCorp	115,718	2,196
*	LendingTree Inc.	57,332	2,190
*	Greenlight Capital Re Ltd. Class A	134,328	2,105
	Unity Bancorp Inc.	37,616	2,101
	Colony Bankcorp Inc.	105,824	2,095
	Orange County Bancorp Inc.	59,987	2,047
*	Bridgewater Bancshares Inc.	107,501	2,027
*	World Acceptance Corp.	12,153	2,006
	RBB Bancorp	83,441	1,996
	Bank of Marin Bancorp	75,905	1,961

		Shares	Market Value ($000)
	Jefferson Capital Inc.	114,128	1,939
*	Ponce Financial Group Inc.	101,207	1,911
	Capital Bancorp Inc.	59,281	1,892
	KKR Real Estate Finance Trust Inc.	283,571	1,891
	Citizens & Northern Corp.	88,781	1,870
	West BanCorp. Inc.	77,876	1,864
	Investar Holding Corp.	65,892	1,862
	Abacus Global Management Inc.	207,298	1,862
	Farmers & Merchants Bancorp Inc.	65,379	1,826
	Bankwell Financial Group Inc.	34,777	1,820
	Northpointe Bancshares Inc.	105,366	1,800
	Plumas Bancorp	33,588	1,768
	NewtekOne Inc.	126,314	1,753
	First Bank	111,211	1,739
	Investors Title Co.	7,316	1,717
	Regional Management Corp.	46,548	1,711
	HBT Financial Inc.	58,615	1,678
	First Bancorp Inc. (XNGS)	55,555	1,617
	BayCom Corp.	52,389	1,614
	Timberland Bancorp Inc.	38,380	1,557
	Primis Financial Corp.	107,885	1,557
	MVB Financial Corp.	57,696	1,543
	Norwood Financial Corp.	50,965	1,541
	Northeast Community Bancorp Inc.	63,301	1,534
	Parke Bancorp Inc.	49,834	1,531
	Citizens Financial Services Inc.	23,310	1,516
	Chemung Financial Corp.	21,324	1,465
	Donegal Group Inc. Class A	86,351	1,465
	Waterstone Financial Inc.	78,027	1,444
*,1	Innventure Inc.	265,844	1,417
	John Marshall Bancorp Inc.	65,033	1,383
*	GBank Financial Holdings Inc.	46,334	1,380
*	MBIA Inc.	234,862	1,379
	PCB Bancorp	55,568	1,365
	FS Bancorp Inc.	33,028	1,345
	Ares Commercial Real Estate Corp.	271,721	1,342
	Ready Capital Corp.	752,106	1,339
	Ames National Corp.	45,808	1,317
	American Coastal Insurance Corp.	125,720	1,314
	FVCBankcorp Inc.	79,347	1,252
*	Onity Group Inc.	36,224	1,251
	Franklin Financial Services Corp.	21,456	1,247
*	First Western Financial Inc.	42,593	1,242
	Western New England Bancorp Inc.	93,446	1,240
	First United Corp.	31,007	1,226
	CoastalSouth Bancshares Inc.	47,309	1,208
*,1	Citizens Inc.	232,556	1,207
*	Open Lending Corp.	521,053	1,188
	LCNB Corp.	69,547	1,185
	Oak Valley Bancorp	35,219	1,159
*	Claros Mortgage Trust Inc.	474,813	1,154
	C&F Financial Corp.	15,635	1,153
*	FB Bancorp Inc.	82,636	1,152
	Blue Ridge Bankshares Inc.	347,240	1,146
	Fidelity D&D Bancorp Inc.	24,492	1,144
	TPG Mortgage Investment Trust Inc.	147,141	1,136
*	OppFi Inc.	133,838	1,136
*	Oportun Financial Corp.	208,474	1,130
	National Bankshares Inc.	31,990	1,126
	USCB Financial Holdings Inc.	60,364	1,119
	First National Corp.	40,198	1,117
	First Community Corp.	36,617	1,101
*	Octave Specialty Group Inc.	200,397	1,098
	Hawthorn Bancshares Inc.	29,630	1,087
*	Kingsway Corp.	108,575	1,085
	Virginia National Bankshares Corp.	24,535	1,065
	Chicago Atlantic Real Estate Finance Inc.	93,204	1,060
*	Velocity Financial Inc.	59,736	1,045
	First Capital Inc.	16,860	1,042
	Commercial Bancgroup Inc.	35,582	1,028

		Shares	Market Value ($000)
	NexPoint Diversified Real Estate Trust	191,037	1,020
	American Integrity Insurance Group Inc.	62,041	1,015
	Citizens Community Bancorp Inc.	47,845	976
	Seven Hills Realty Trust	113,863	971
	Princeton Bancorp Inc.	26,892	969
	First Internet Bancorp	40,076	968
	Bank7 Corp.	21,772	964
	Greene County Bancorp Inc.	36,183	949
	Ohio Valley Banc Corp.	19,564	940
	Eagle Financial Services Inc.	23,711	936
*	Ategrity Specialty Holdings LLC	47,241	922
*,1	Bakkt Inc.	83,596	909
	Peoples Bancorp of North Carolina Inc.	21,565	908
*,1	Better Home & Finance Holding Co.	30,681	895
	Crawford & Co. Class A	84,352	881
	OP Bancorp	60,829	855
	Meridian Corp.	47,242	849
	Eagle Bancorp Montana Inc.	38,257	849
	CB Financial Services Inc.	23,520	843
	BCB Bancorp Inc.	80,270	838
*	Pioneer Bancorp Inc.	56,103	838
	Kingstone Cos. Inc.	55,998	833
	Medallion Financial Corp.	84,047	818
*	Security National Financial Corp. Class A	84,042	815
	MainStreet Bancshares Inc.	34,945	800
	James River Group Holdings Inc.	190,521	745
	CF Bankshares Inc.	26,084	744
*	AlTi Global Inc.	223,471	737
*	Selectquote Inc.	725,443	725
*	ECB Bancorp Inc.	38,632	705
	Landmark Bancorp Inc.	24,746	703
	SR Bancorp Inc.	37,053	696
*	Finwise Bancorp	48,198	693
*	BV Financial Inc.	35,065	688
*	loanDepot Inc. Class A	512,474	676
*	ACRES Commercial Realty Corp.	31,413	641
	Westwood Holdings Group Inc.	38,490	634
	SB Financial Group Inc.	28,981	626
	Richmond Mutual BanCorp. Inc.	42,757	621
	Angel Oak Mortgage REIT Inc.	73,047	601
	Riverview Bancorp Inc.	103,130	579
	Finward Bancorp	17,493	577
	Hanover Bancorp Inc.	23,640	550
*	Exzeo Group Inc.	39,434	546
	Nexpoint Real Estate Finance Inc.	34,216	534
	Rithm Property Trust Inc.	36,006	527
*	Consumer Portfolio Services Inc.	49,935	492
*	NI Holdings Inc.	34,884	488
*	Avidbank Holdings Inc.	15,095	465
	Sunrise Realty Trust Inc.	51,755	461
*	Finance of America Cos. Inc. Class A	22,930	457
	Sound Financial Bancorp Inc.	10,935	456
*	Patriot National Bancorp Inc.	399,052	447
	Union Bankshares Inc.	18,925	437
*	Chain Bridge Bancorp Inc. Class A	11,134	404
	Silvercrest Asset Management Group Inc. Class A	33,958	385
*	Rhinebeck Bancorp Inc.	23,104	376
	Lument Finance Trust Inc.	232,336	244
*	eHealth Inc.	147,868	229
*	Lincoln International Inc.	7,933	181
*,1	Prairie Operating Co.	174,155	155
*	Kestrel Group Ltd.	13,753	155
	MarketWise Inc.	8,681	150
	Value Line Inc.	4,203	135
*	Siebert Financial Corp.	71,987	134
*	GoHealth Inc. Class A	48,067	31
*	Fold Holdings Inc.	31,572	30
*,2	Sterling Bancorp Inc.	99,637	—

		Shares	Market Value ($000)
	Runway Growth Finance Corp.	2	—
			2,726,204
Health Care (16.1%)
*	Guardant Health Inc.	638,779	82,843
*	Arrowhead Pharmaceuticals Inc.	695,688	54,201
*	Bridgebio Pharma Inc.	816,010	54,069
*	Cytokinetics Inc.	665,600	51,091
*	Axsome Therapeutics Inc.	213,124	49,973
	Ensign Group Inc.	289,006	48,452
*	Praxis Precision Medicines Inc.	132,794	46,474
*	Madrigal Pharmaceuticals Inc.	87,960	43,740
*	BrightSpring Health Services Inc.	663,483	40,924
*	Krystal Biotech Inc.	127,474	39,393
*	HealthEquity Inc.	433,634	38,155
*	Alkermes plc	834,238	35,197
*	Lantheus Holdings Inc.	336,156	33,380
*	Vaxcyte Inc.	638,793	32,834
*	PTC Therapeutics Inc.	404,923	29,904
*	Protagonist Therapeutics Inc.	299,254	29,794
*	Glaukos Corp.	287,541	29,717
*	Nuvalent Inc. Class A	257,328	28,406
*	TG Therapeutics Inc.	746,759	28,332
*	Spyre Therapeutics Inc.	383,884	28,215
*,1	Hims & Hers Health Inc.	1,054,850	27,584
*,1	CRISPR Therapeutics AG	469,564	26,380
*	Cogent Biosciences Inc.	735,752	25,722
*	Xenon Pharmaceuticals Inc.	444,177	24,310
*	Rhythm Pharmaceuticals Inc.	272,129	24,034
*	Kymera Therapeutics Inc.	294,758	23,999
*	Celcuity Inc.	180,391	23,970
*	Ligand Pharmaceuticals Inc.	99,691	23,124
*	Indivior Pharmaceuticals Inc.	623,688	22,465
*	Scholar Rock Holding Corp.	448,843	22,128
*	Mirum Pharmaceuticals Inc.	216,849	22,010
*	Twist Bioscience Corp.	311,667	20,841
*	Liquidia Corp.	336,784	20,833
*	LivaNova plc	280,394	20,693
*	Travere Therapeutics Inc.	424,136	20,011
*	RadNet Inc.	351,237	19,504
*	Merit Medical Systems Inc.	300,865	18,973
*	CG oncology Inc.	303,970	18,934
*	Apogee Therapeutics Inc.	228,654	18,782
*	IRhythm Holdings Inc.	164,019	18,682
*	Veracyte Inc.	402,986	18,674
*	Catalyst Pharmaceuticals Inc.	595,109	18,585
*	Crinetics Pharmaceuticals Inc.	502,757	17,873
*	Option Care Health Inc.	821,653	17,148
*	Dianthus Therapeutics Inc.	184,318	17,143
*	ICU Medical Inc.	124,347	16,835
*	Haemonetics Corp.	241,596	16,383
*	10X Genomics Inc. Class A	578,182	16,365
*	Beam Therapeutics Inc.	491,508	16,185
*	Integer Holdings Corp.	177,336	15,850
*	Denali Therapeutics Inc.	732,090	15,403
*	Alignment Healthcare Inc.	1,005,172	15,399
*	Brookdale Senior Living Inc.	1,196,204	15,395
	Concentra Group Holdings Parent Inc.	601,027	14,948
*	ACADIA Pharmaceuticals Inc.	646,826	14,010
*	Immunovant Inc.	419,058	13,955
*	Oruka Therapeutics Inc.	237,913	13,925
*	Dyne Therapeutics Inc.	685,197	13,245
*	Supernus Pharmaceuticals Inc.	284,080	13,119
*	GRAIL Inc.	180,774	12,958
*	Privia Health Group Inc.	598,471	12,873
*	Ideaya Biosciences Inc.	435,114	12,823
*	Tango Therapeutics Inc.	570,985	12,550
*	Warby Parker Inc. Class A	511,265	12,536
*	Erasca Inc.	975,298	12,523
*	Definium Therapeutics Inc.	506,203	12,245

		Shares	Market Value ($000)
*	Celldex Therapeutics Inc.	388,884	12,223
*	Arcutis Biotherapeutics Inc.	565,824	12,143
*	Tarsus Pharmaceuticals Inc.	203,460	12,086
	National HealthCare Corp.	65,310	12,044
*	Edgewise Therapeutics Inc.	346,907	11,850
*	Prestige Consumer Healthcare Inc.	247,030	11,741
*	Adaptive Biotechnologies Corp.	768,476	11,642
*	TransMedics Group Inc.	172,738	11,608
*	Immunome Inc.	524,885	11,458
*,1	ImmunityBio Inc.	1,517,355	11,411
*	Vera Therapeutics Inc.	317,947	11,293
*	Waystar Holding Corp.	566,709	11,283
*	Arcus Biosciences Inc.	430,956	10,920
*	Relay Therapeutics Inc.	767,024	10,777
*	BioCryst Pharmaceuticals Inc.	1,163,956	10,371
*	Amneal Pharmaceuticals Inc.	773,682	10,189
	LeMaitre Vascular Inc.	107,307	10,157
*	Omnicell Inc.	229,566	10,133
*	Neogen Corp.	1,124,857	10,090
*	Progyny Inc.	386,363	9,875
*	Disc Medicine Inc.	141,155	9,820
*	Axogen Inc.	248,359	9,805
*	ADMA Biologics Inc.	1,192,290	9,514
*	Pediatrix Medical Group Inc.	439,310	9,463
*	Aurinia Pharmaceuticals Inc.	613,258	9,401
*	Nurix Therapeutics Inc.	522,443	9,279
*	CorVel Corp.	149,796	9,250
	Select Medical Holdings Corp.	552,985	9,124
*	Novocure Ltd.	522,541	8,904
*	Ocular Therapeutix Inc.	966,951	8,712
*	Syndax Pharmaceuticals Inc.	442,134	8,661
*	Vericel Corp.	259,165	8,638
*	Addus HomeCare Corp.	93,412	8,564
*	Agios Pharmaceuticals Inc.	290,173	8,531
*	UFP Technologies Inc.	38,695	8,517
*,1	Recursion Pharmaceuticals Inc. Class A	2,355,915	8,458
*,1	Novavax Inc.	770,103	8,448
*	Clover Health Investments Corp.	2,102,128	8,366
*	PACS Group Inc.	226,398	8,298
*	Innoviva Inc.	385,456	8,256
*,1	SELLAS Life Sciences Group Inc.	883,026	8,221
*	Intellia Therapeutics Inc.	570,405	8,026
*	Enliven Therapeutics Inc.	202,429	8,010
*	Astrana Health Inc.	209,885	7,896
*	Stoke Therapeutics Inc.	251,608	7,777
*	Mineralys Therapeutics Inc.	245,201	7,724
*	ANI Pharmaceuticals Inc.	97,337	7,642
*	Alumis Inc.	352,532	7,615
*	Healthcare Services Group Inc.	362,473	7,467
*	Ardelyx Inc.	1,231,025	7,435
*	Fortrea Holdings Inc.	479,132	7,374
*	Viridian Therapeutics Inc.	418,203	7,369
*	Procept Biorobotics Corp.	274,306	7,222
*	Kodiak Sciences Inc.	194,654	7,146
*	Iovance Biotherapeutics Inc.	1,733,813	7,109
*	Harmony Biosciences Holdings Inc.	225,024	7,109
*	NeoGenomics Inc.	663,355	6,979
*	Teladoc Health Inc.	915,062	6,964
*	Trevi Therapeutics Inc.	491,767	6,954
*	AtriCure Inc.	248,960	6,889
*	Amylyx Pharmaceuticals Inc.	469,379	6,736
*	Capricor Therapeutics Inc.	223,876	6,707
*	Enovis Corp.	293,815	6,664
*	Taysha Gene Therapies Inc.	1,134,540	6,660
*	Biohaven Ltd.	604,569	6,656
*	LifeStance Health Group Inc.	854,705	6,590
*	Zymeworks Inc.	256,110	6,436
*	Monte Rosa Therapeutics Inc.	311,102	6,132
*	Tandem Diabetes Care Inc.	348,766	5,999
*	Rapport Therapeutics Inc.	151,261	5,975

		Shares	Market Value ($000)
*	Pennant Group Inc.	174,068	5,962
*	MannKind Corp.	1,573,023	5,930
*	Nuvation Bio Inc.	1,240,187	5,928
*	CareDx Inc.	258,663	5,903
*	agilon health Inc.	63,456	5,856
*	UroGen Pharma Ltd.	206,762	5,816
	CONMED Corp.	160,316	5,723
*	Harrow Inc.	162,286	5,714
*	Avanos Medical Inc.	230,252	5,710
*	AMN Healthcare Services Inc.	197,004	5,707
*	Integra LifeSciences Holdings Corp.	344,900	5,532
*	Collegium Pharmaceutical Inc.	161,420	5,425
*	EyePoint Inc.	398,338	5,409
*	BioLife Solutions Inc.	214,183	5,337
*	Surgery Partners Inc.	397,846	5,315
*	AdaptHealth Corp.	524,110	5,309
*	KalVista Pharmaceuticals Inc.	197,244	5,300
*	STAAR Surgical Co.	176,275	5,269
*	AnaptysBio Inc.	93,879	5,226
*	GeneDx Holdings Corp.	97,760	5,083
*	Xeris Biopharma Holdings Inc.	817,453	5,036
*,1	ArriVent Biopharma Inc.	165,782	5,018
*	Artivion Inc.	224,756	4,987
	US Physical Therapy Inc.	77,487	4,979
*	Pacira BioSciences Inc.	210,071	4,878
*	Inhibrx Biosciences Inc.	46,616	4,849
*,1	Azenta Inc.	209,949	4,804
*	Absci Corp.	701,187	4,733
*	Olema Pharmaceuticals Inc.	358,786	4,732
*	WaVe Life Sciences Ltd.	718,284	4,726
*	Palvella Therapeutics Inc.	39,845	4,720
*	Alphatec Holdings Inc.	604,943	4,688
*	MBX Biosciences Inc.	146,357	4,606
*	Butterfly Network Inc.	1,007,500	4,584
*	Vir Biotechnology Inc.	479,948	4,579
*	Cullinan Therapeutics Inc.	277,141	4,556
*	QuidelOrtho Corp.	348,929	4,543
*	Tyra Biosciences Inc.	133,134	4,448
*	Xencor Inc.	362,214	4,303
*	Kura Oncology Inc.	414,458	4,227
*	Corvus Pharmaceuticals Inc.	330,863	4,106
*	Precigen Inc.	926,370	4,020
*	Eton Pharmaceuticals Inc.	131,948	4,018
*	Savara Inc.	752,873	3,915
*,1	Omeros Corp.	352,679	3,894
*	Esperion Therapeutics Inc.	1,236,963	3,872
*	Talkspace Inc.	734,742	3,821
	iRadimed Corp.	41,853	3,794
*	Annexon Inc.	677,146	3,670
*	Maze Therapeutics Inc.	135,859	3,595
*	Sionna Therapeutics Inc.	83,317	3,568
*	Arbutus Biopharma Corp.	778,182	3,549
*	Bicara Therapeutics Inc.	161,889	3,521
*	Anteris Technologies Global Corp.	408,035	3,517
*	Geron Corp. (XNGS)	2,804,965	3,506
*	Amphastar Pharmaceuticals Inc.	184,496	3,478
*,1	Jade Biosciences Inc.	163,539	3,441
*,1	Nutex Health Inc.	26,486	3,420
*	Zevra Therapeutics Inc.	286,183	3,317
*	Septerna Inc.	109,770	3,315
	Phibro Animal Health Corp. Class A	105,111	3,236
*,1	CorMedix Inc.	381,233	3,218
*	Janux Therapeutics Inc.	220,430	3,216
*	Replimune Group Inc.	367,848	3,197
*	Theravance Biopharma Inc.	197,484	3,172
*	HeartFlow Inc.	102,295	3,169
*,1	Bright Minds Biosciences Inc.	35,879	3,160
*	Castle Biosciences Inc.	147,766	3,115
*	OPKO Health Inc.	2,113,129	3,085
*	Omada Health Inc.	171,034	3,073

		Shares	Market Value ($000)
	HealthStream Inc.	122,428	3,057
*	Phreesia Inc.	298,417	2,942
*	Ironwood Pharmaceuticals Inc.	823,033	2,938
*	Personalis Inc.	257,645	2,937
*	Kestra Medical Technologies Ltd.	138,106	2,936
*	MapLight Therapeutics Inc.	99,384	2,913
*	Cerus Corp.	950,460	2,889
*	ORIC Pharmaceuticals Inc.	340,193	2,875
*	Sana Biotechnology Inc.	863,772	2,850
*	Rigel Pharmaceuticals Inc.	91,913	2,802
*	Tactile Systems Technology Inc.	113,638	2,797
*	SI-BONE Inc.	197,998	2,792
*	LB Pharmaceuticals Inc.	98,764	2,762
*,1	ARS Pharmaceuticals Inc.	303,540	2,753
*	Maravai LifeSciences Holdings Inc. Class A	562,469	2,700
*	BioAge Labs Inc.	155,296	2,685
*	Arvinas Inc.	286,173	2,570
*	Ceribell Inc.	138,541	2,556
*	Cytek Biosciences Inc.	605,138	2,536
*	MeiraGTx Holdings plc	232,099	2,472
*	Emergent BioSolutions Inc.	268,393	2,448
*	Beta Bionics Inc.	200,344	2,428
*	Prothena Corp. plc	225,531	2,296
*	Phathom Pharmaceuticals Inc.	238,476	2,287
*,1	Pulse Biosciences Inc.	91,223	2,281
*	Evolent Health Inc. Class A	574,565	2,270
*	4D Molecular Therapeutics Inc.	226,579	2,245
*	MiMedx Group Inc.	609,614	2,243
*	Solid Biosciences Inc.	303,410	2,227
*	Zenas Biopharma Inc.	120,555	2,218
*	AngioDynamics Inc.	193,006	2,216
*	Varex Imaging Corp.	214,199	2,191
*	Aktis Oncology Inc.	105,593	2,190
*	NeuroPace Inc.	131,045	2,168
*	Aclaris Therapeutics Inc.	472,249	2,149
*	Fulcrum Therapeutics Inc.	308,051	2,132
*	Pacific Biosciences of California Inc.	1,416,531	2,111
*	Aquestive Therapeutics Inc.	524,896	2,110
*	XOMA Royalty Corp.	50,060	2,088
*	Ginkgo Bioworks Holdings Inc.	219,281	2,055
*	Altimmune Inc.	670,084	2,044
*	Bioventus Inc. Class A	239,807	2,041
*	Aveanna Healthcare Holdings Inc.	281,485	2,018
*	Fulgent Genetics Inc.	107,764	1,955
*,1	Candel Therapeutics Inc.	233,623	1,939
*	Oncology Institute Inc.	409,553	1,921
*	Evolus Inc.	287,795	1,888
*	Myriad Genetics Inc.	473,960	1,882
*	Prime Medicine Inc.	527,260	1,872
*	Orthofix Medical Inc.	201,328	1,866
*	Vanda Pharmaceuticals Inc.	285,556	1,842
*	Enanta Pharmaceuticals Inc.	139,763	1,839
*	ClearPoint Neuro Inc.	142,244	1,802
*	Community Health Systems Inc.	660,988	1,798
*	ADC Therapeutics SA	523,857	1,781
*,1	Tectonic Therapeutic Inc.	56,310	1,755
*	Editas Medicine Inc.	505,306	1,748
*	Lexeo Therapeutics Inc.	339,114	1,743
*	Allogene Therapeutics Inc.	799,026	1,734
*	Aura Biosciences Inc.	231,086	1,726
*	Standard BioTools Inc.	1,480,014	1,702
*	REGENXBIO Inc.	242,468	1,700
*	Viemed Healthcare Inc.	171,949	1,692
*	Keros Therapeutics Inc.	149,903	1,686
*	Atea Pharmaceuticals Inc.	358,829	1,676
*	Delcath Systems Inc.	154,942	1,670
*	Neurogene Inc.	57,993	1,644
*	Fate Therapeutics Inc.	559,342	1,589
*	Puma Biotechnology Inc.	221,052	1,585
*	Compass Therapeutics Inc.	664,018	1,580

		Shares	Market Value ($000)
*	OmniAb Inc.	572,106	1,545
*	OraSure Technologies Inc.	358,419	1,541
*	First Tracks Biotherapeutics Inc.	93,629	1,494
*	OrthoPediatrics Corp.	86,970	1,493
*	Verastem Inc.	343,561	1,488
*	Fennec Pharmaceuticals Inc.	149,156	1,481
*,1	Monopar Therapeutics Inc.	22,728	1,478
*	Eledon Pharmaceuticals Inc.	383,983	1,463
*	Upstream Bio Inc.	168,486	1,409
*	Anavex Life Sciences Corp.	450,282	1,364
*	Abeona Therapeutics Inc.	235,632	1,362
*	Rocket Pharmaceuticals Inc.	435,483	1,337
*	Akebia Therapeutics Inc.	1,298,780	1,325
*	Electromed Inc.	34,829	1,314
*	Design Therapeutics Inc.	122,495	1,284
*	Codexis Inc.	458,168	1,269
*	Perspective Therapeutics Inc.	319,770	1,260
*	TruBridge Inc.	48,305	1,254
*,1	Evommune Inc.	53,877	1,252
*	Protara Therapeutics Inc.	264,329	1,229
*	Rezolute Inc.	372,322	1,229
*	908 Devices Inc.	142,606	1,199
	NRC Health	61,102	1,193
*	Claritev Corp.	47,335	1,189
*	Benitec Biopharma Inc.	99,969	1,156
*	Ardent Health Inc.	119,315	1,101
*	Accendra Health Inc.	387,415	1,100
*,1	Humacyte Inc.	835,684	1,086
*	Arcturus Therapeutics Holdings Inc.	136,565	1,082
*	RxSight Inc.	200,845	1,071
*,1	Diamedica Therapeutics Inc.	176,697	1,058
*	Niagen Bioscience Inc.	271,998	1,050
*	Sight Sciences Inc.	215,532	1,048
	Embecta Corp.	308,202	1,042
*,1	Quantum-Si Inc.	870,678	1,036
*	Entrada Therapeutics Inc.	145,785	1,031
	Utah Medical Products Inc.	15,481	1,029
*	Alector Inc.	468,899	1,013
*	Lumexa Imaging Holdings Inc.	129,718	1,009
*	Sonida Senior Living Inc.	28,348	1,002
	SIGA Technologies Inc.	211,807	991
*	Inhibikase Therapeutics Inc.	552,842	967
*	CapsoVision Inc.	142,359	965
*	Anika Therapeutics Inc.	64,319	935
*	Voyager Therapeutics Inc.	240,078	929
*	KORU Medical Systems Inc.	222,972	905
*	Organogenesis Holdings Inc.	352,129	905
*	LifeMD Inc.	205,038	878
*	Treace Medical Concepts Inc.	249,411	863
*,1	Greenwich Lifesciences Inc.	32,771	858
*	Tonix Pharmaceuticals Holding Corp.	69,338	855
*	Coherus Oncology Inc.	535,033	851
*	Larimar Therapeutics Inc.	243,097	846
*	Atrium Therapeutics Inc.	62,889	818
*	LENZ Therapeutics Inc.	103,044	802
*	Inogen Inc.	122,742	797
*	Protalix BioTherapeutics Inc.	377,261	796
*	Innovage Holding Corp.	104,533	793
*	Shoulder Innovations Inc.	53,226	782
*	Nuvectis Pharma Inc.	79,738	777
*	Nkarta Inc.	238,436	775
*	Foghorn Therapeutics Inc.	175,973	753
	Acme United Corp.	17,405	735
*	Lifecore Biomedical Inc.	144,483	725
*	Kailera Therapeutics Inc.	31,617	725
*,1	MediWound Ltd.	50,344	721
*,1	Nano-X Imaging Ltd.	360,953	693
*	Pro-Dex Inc.	10,648	690
*	Heron Therapeutics Inc.	783,992	682
*	Journey Medical Corp.	105,535	666

		Shares	Market Value ($000)
*	Quanterix Corp.	216,225	662
*	SANUWAVE Health Inc.	38,422	633
*	Stereotaxis Inc.	318,322	630
*	MaxCyte Inc.	518,559	627
*,1	Cardiff Oncology Inc.	324,898	617
*	RCM Technologies Inc.	25,260	546
*,1	TuHURA Biosciences Inc.	219,328	496
*	TriSalus Life Sciences Inc.	143,142	488
*	Aldeyra Therapeutics Inc.	276,801	484
*	Lucid Diagnostics Inc.	459,876	474
*	Carlsmed Inc.	41,408	473
*	CVRx Inc.	81,934	457
*	Korro Bio Inc.	34,066	457
*,1	Avalyn Pharma Inc.	15,835	456
*	Health Catalyst Inc.	325,624	449
*	Outset Medical Inc.	85,953	420
*	OptimizeRx Corp.	80,463	418
*	Joint Corp.	45,452	405
*	Cartesian Therapeutics Inc. (XNMS)	53,464	403
*	VeraDermics Inc.	3,959	400
*,1	Gyre Therapeutics Inc.	60,098	355
*	Sanara Medtech Inc.	15,524	354
*,1	AirSculpt Technologies Inc.	59,974	323
*	Pulmonx Corp.	189,388	313
*,1	Avita Medical Inc.	71,749	311
*	Alpha Teknova Inc.	55,634	300
*	DocGo Inc.	455,906	300
*	Neuronetics Inc.	189,766	292
*	Biote Corp. Class A	145,167	290
*	LENSAR Inc.	48,568	282
*	Aardvark Therapeutics Inc.	64,981	267
*,1	aTyr Pharma Inc.	488,823	265
*,1	GMR Solutions Inc. Class A	18,272	228
*,1	Gossamer Bio Inc.	977,030	226
*,1	Myomo Inc.	189,636	207
*,1	Hemab Therapeutics Holdings Inc.	7,116	203
*	Alamar Biosciences Inc.	9,892	202
*,1	Odyssey Therapeutics Inc.	11,883	202
*	Accuray Inc.	510,134	193
*	SBC Medical Group Holdings Inc.	57,565	185
*	Inmune Bio Inc.	113,711	160
*,1	Mobia Medical Inc.	11,883	156
*	Definitive Healthcare Corp.	155,066	144
*,1	Seaport Therapeutics Inc.	7,907	144
*	Eikon Therapeutics Inc.	11,872	129
*	Tvardi Therapeutics Inc.	30,558	103
*	Actuate Therapeutics Inc.	48,395	98
*,2	Inhibrx Inc. CVR	129,632	84
*	SpyGlass Pharma Inc.	3,259	63
*	Atlantic International Corp.	35,433	53
*,1	Tevogen Bio Holdings Inc.	4,053	32
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Picard Medical Inc.	25,219	4
*,2	Metsera Inc. CVR	690	3
*,2	Flexion Therape CVR	111	—
*,2	Third Harmonic Bio Inc.	120,158	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
*,2	Chinook Therapeutics Inc. CVR	704	—
*,2	Cartesian Therapeutics Inc. CVR	372	—
			2,826,406
Industrials (19.8%)
*	Bloom Energy Corp. Class A	1,124,884	320,592
*	Sterling Infrastructure Inc.	153,492	132,132
*	Dycom Industries Inc.	150,189	76,596
*	Modine Manufacturing Co.	269,644	75,206
*	Planet Labs PBC	1,393,826	71,280
*	Kratos Defense & Security Solutions Inc.	930,659	59,683
*	SPX Technologies Inc.	248,118	53,757

		Shares	Market Value ($000)
	Moog Inc. Class A	144,747	52,105
*	Chart Industries Inc.	232,744	48,369
	Argan Inc.	69,069	46,070
	Watts Water Technologies Inc. Class A	141,319	43,665
	EnerSys	189,185	43,128
	Powell Industries Inc.	147,359	41,912
*	AeroVironment Inc.	194,597	40,328
*	Vicor Corp.	118,287	39,607
	ESCO Technologies Inc.	133,757	39,044
*	Fluor Corp.	828,617	37,918
*	MYR Group Inc.	79,333	36,895
	Zurn Elkay Water Solutions Corp.	773,470	36,353
	JBT Marel Corp.	268,805	36,125
*	Joby Aviation Inc.	3,013,426	35,860
	Primoris Services Corp.	278,424	35,020
	Terex Corp.	576,620	33,548
	Enpro Inc.	108,752	33,386
	Federal Signal Corp.	309,073	32,978
	Arcosa Inc.	249,874	31,672
*	IES Holdings Inc.	46,480	31,530
*	Mercury Systems Inc.	279,806	31,254
	GATX Corp.	184,746	31,237
	Granite Construction Inc.	225,247	30,823
	Matson Inc.	158,655	28,764
*	Construction Partners Inc. Class A	245,425	28,585
	VSE Corp.	138,394	25,624
	Installed Building Products Inc.	119,330	25,057
*,1	Intuitive Machines Inc.	571,463	25,047
*	ACI Worldwide Inc.	532,402	23,250
*	Knife River Corp.	294,250	23,102
	CSW Industrials Inc.	82,271	22,787
*	AAR Corp.	201,298	22,670
*	Mirion Technologies Inc.	1,233,547	22,549
	Herc Holdings Inc.	168,129	22,361
	Brink's Co.	214,262	22,288
*	Legence Corp. Class A	263,054	22,028
*	RXO Inc.	836,331	21,393
*	Archer Aviation Inc. Class A	3,130,501	21,319
	Belden Inc.	201,474	21,171
*	Resideo Technologies Inc.	664,400	20,776
	AZZ Inc.	152,742	20,698
	Mueller Water Products Inc. Class A	802,565	20,233
	UniFirst Corp.	75,311	19,989
	Franklin Electric Co. Inc.	199,629	19,639
	Kadant Inc.	60,616	19,347
*	Itron Inc.	233,774	19,282
	Badger Meter Inc.	152,683	18,917
	Korn Ferry	269,756	18,878
	HB Fuller Co.	281,377	18,031
*	Remitly Global Inc.	880,961	17,637
*	OSI Systems Inc.	80,899	17,535
	Maximus Inc.	280,625	17,379
	Griffon Corp.	197,454	17,372
	Scorpio Tankers Inc.	232,229	17,303
	Otter Tail Corp.	198,266	17,182
	Standex International Corp.	61,845	17,132
*	NCR Atleos Corp.	376,779	16,804
	Bel Fuse Inc. Class B	61,023	16,752
	Tutor Perini Corp.	229,074	16,376
	International Seaways Inc.	206,824	15,965
	ArcBest Corp.	115,297	15,760
*	GEO Group Inc.	685,570	15,542
	Patrick Industries Inc.	167,196	15,135
	Exponent Inc.	257,040	14,991
	StoneCo. Ltd. Class A	1,292,028	14,794
	Atkore Inc.	173,174	14,341
	Helios Technologies Inc.	170,575	14,173
*	Astronics Corp.	160,588	13,971
*	Centuri Holdings Inc.	453,352	13,936
	McGrath RentCorp.	126,270	13,762

		Shares	Market Value ($000)
	Trinity Industries Inc.	413,644	13,419
*	Redwire Corp.	545,466	13,402
*,1	Eos Energy Enterprises Inc.	1,587,978	13,387
	Pitney Bowes Inc.	829,872	13,361
	Boise Cascade Co.	191,099	13,323
	Kennametal Inc.	391,695	12,848
	Hub Group Inc. Class A	307,388	12,769
	Werner Enterprises Inc.	298,294	12,382
*,1	Voyager Technologies Inc. Class A	246,471	12,208
	ABM Industries Inc.	308,084	12,034
*	Amprius Technologies Inc.	592,185	12,009
*	CECO Environmental Corp.	152,101	11,370
	DHT Holdings Inc.	695,756	11,355
*	V2X Inc.	136,317	11,332
*	CoreCivic Inc.	530,973	11,193
	GPGI Inc. Class A	915,219	11,129
*	Blue Bird Corp.	162,978	11,045
*	Ducommun Inc.	70,976	10,804
*	Thermon Group Holdings Inc.	166,548	10,183
*	Sezzle Inc.	83,645	9,883
*	DXP Enterprises Inc.	66,891	9,703
*	Flywire Corp.	603,288	9,677
	Albany International Corp. Class A	147,790	9,561
*	Huron Consulting Group Inc.	87,702	9,418
*	Proto Labs Inc.	122,400	9,273
	Enerpac Tool Group Corp.	273,340	9,154
*	Masterbrand Inc.	1,034,048	8,976
	Teekay Tankers Ltd. Class A	123,453	8,685
*	Cimpress plc	87,509	8,625
	PagSeguro Digital Ltd. Class A	921,902	8,620
*	TIC Solutions Inc.	1,040,758	8,503
*	CBIZ Inc.	254,207	8,440
*,1	PureCycle Technologies Inc.	668,082	8,278
	EVERTEC Inc.	331,090	8,102
	Gorman-Rupp Co.	107,785	8,078
	Tennant Co.	93,212	8,026
	Alamo Group Inc.	53,225	8,022
*	BlackSky Technology Inc.	163,706	7,935
*,1	Enovix Corp.	991,170	7,910
	Greif Inc. Class A	123,331	7,811
*	Vishay Precision Group Inc.	61,569	7,715
	Dorian LPG Ltd.	191,222	7,691
*	Hillman Solutions Corp.	1,019,330	7,604
*	Marqeta Inc. Class A	1,844,865	7,490
*	Payoneer Global Inc.	1,433,298	7,453
	Greenbrier Cos. Inc.	155,619	7,331
	TriNet Group Inc.	154,002	7,035
*	O-I Glass Inc.	791,197	6,923
	SFL Corp. Ltd.	624,172	6,891
	TriMas Corp.	164,118	6,717
	Napco Security Technologies Inc.	177,698	6,669
*	Willdan Group Inc.	72,330	6,570
*	First Advantage Corp.	407,617	6,522
	ICF International Inc.	94,460	6,503
	Insperity Inc.	185,595	6,397
	United States Lime & Minerals Inc.	55,656	6,344
*	Vestis Corp.	470,988	6,085
	Tecnoglass Inc.	139,549	6,013
*	Gibraltar Industries Inc.	153,562	5,935
	Astec Industries Inc.	117,696	5,927
	Lindsay Corp.	53,958	5,897
	Allient Inc.	74,116	5,867
*	Firefly Aerospace Inc.	123,540	5,743
*	Alliance Laundry Holdings Inc.	225,066	5,683
*	Upwork Inc.	632,928	5,582
	Deluxe Corp.	227,476	5,525
	Nordic American Tankers Ltd.	1,054,728	5,432
*	Graham Corp.	53,453	5,353
*	Donnelley Financial Solutions Inc.	131,488	5,219
	Douglas Dynamics Inc.	116,435	5,187

		Shares	Market Value ($000)
	Marten Transport Ltd.	300,350	5,178
*	Evolv Technologies Holdings Inc.	798,277	5,149
	Preformed Line Products Co.	13,238	4,896
*	Everforth Inc.	214,459	4,864
*,1	FLEX LNG Ltd.	160,757	4,786
*,1	Pagaya Technologies Ltd. Class A	310,814	4,699
	CRA International Inc.	32,881	4,562
	Cadre Holdings Inc.	146,471	4,561
*	BrightView Holdings Inc.	365,947	4,523
*	Hyliion Holdings Corp.	638,068	4,460
	Quanex Building Products Corp.	237,010	4,411
	Myers Industries Inc.	190,933	4,353
*	Limbach Holdings Inc.	54,550	4,225
	Kforce Inc.	89,864	4,223
	Apogee Enterprises Inc.	108,820	4,180
	Barrett Business Services Inc.	128,054	4,167
*	Satellogic Inc. Class A	427,073	4,061
*	Legalzoom.com Inc.	641,094	4,032
*	Transcat Inc.	47,144	3,985
*	CryoPort Inc.	250,942	3,937
	Genco Shipping & Trading Ltd.	162,544	3,911
*	Janus International Group Inc.	698,658	3,731
*	Verra Mobility Corp.	823,419	3,714
*	Green Dot Corp. Class A	278,593	3,585
	Costamare Inc.	227,385	3,497
	LSI Industries Inc.	142,188	3,445
*,1	Spire Global Inc.	150,640	3,441
*,1	Cardinal Infrastructure Group Inc. Class A	65,807	3,415
	National Presto Industries Inc.	26,761	3,387
	Heartland Express Inc.	225,335	3,378
	Navigator Holdings Ltd.	147,946	3,210
*	Beta Technologies Inc. Class A	171,161	3,139
	Teekay Corp. Ltd.	273,511	3,137
	Covenant Logistics Group Inc.	78,164	3,103
	Park Aerospace Corp.	93,764	2,988
*,1	York Space Systems Inc.	91,551	2,988
*	Custom Truck One Source Inc.	309,597	2,966
	Ardagh Metal Packaging SA	717,344	2,891
*	Target Hospitality Corp.	165,463	2,872
	Ardmore Shipping Corp.	177,068	2,847
	Mesa Laboratories Inc.	27,018	2,756
	Cass Information Systems Inc.	59,394	2,734
	Miller Industries Inc.	56,932	2,728
*	Onterris Inc.	169,898	2,720
*	Orion Group Holdings Inc.	193,744	2,666
	Insteel Industries Inc.	96,135	2,643
*,1	Richtech Robotics Inc. Class B	871,583	2,632
*	3D Systems Corp.	731,614	2,612
*	Resolute Holdings Management Inc.	21,849	2,600
*	Frequency Electronics Inc.	34,155	2,592
	Willis Lease Finance Corp.	14,472	2,562
	Ennis Inc.	124,161	2,540
	FTAI Infrastructure Inc.	564,118	2,516
	Aebi Schmidt Holding AG	191,067	2,385
*	Titan Machinery Inc.	108,610	2,370
*	Atlanticus Holdings Corp.	27,434	2,365
	Luxfer Holdings plc	137,708	2,345
*	I3 Verticals Inc. Class A	114,592	2,333
	Columbus McKinnon Corp.	145,360	2,320
	Hyster-Yale Inc.	63,014	2,289
*	Bowman Consulting Group Ltd.	72,408	2,283
*	Strata Critical Medical Inc.	356,488	2,249
	Alight Inc. Class A	2,384,897	2,247
*	Aspen Aerogels Inc.	340,787	2,181
*	Energy Recovery Inc.	266,154	2,174
*	International Money Express Inc.	141,381	2,116
*	Himalaya Shipping Ltd.	143,271	2,113
*	Cross Country Healthcare Inc.	160,662	2,103
*	L B Foster Co. Class A	50,971	2,097
*	Manitowoc Co. Inc.	177,283	2,097

		Shares	Market Value ($000)
*	BlueLinx Holdings Inc.	39,472	2,052
	Bel Fuse Inc. Class A	8,348	2,045
*,1	Titan America SA	125,237	2,038
	Greif Inc. Class B	24,125	1,937
*,1	TSS Inc.	113,749	1,875
*	Power Solutions International Inc.	44,066	1,837
	Kelly Services Inc. Class A	157,557	1,831
*	Mayville Engineering Co. Inc.	67,195	1,804
*	Titan International Inc.	249,197	1,799
*	Lightbridge Corp.	150,060	1,723
*	Eve Holding Inc.	492,221	1,698
*	Ranpak Holdings Corp.	241,181	1,664
	Safe Bulkers Inc.	263,594	1,647
*	IBEX Holdings Ltd.	51,566	1,632
	Park-Ohio Holdings Corp.	49,894	1,625
	Wabash National Corp.	202,462	1,606
*	Microvast Holdings Inc.	1,020,949	1,582
*	Radiant Logistics Inc.	186,107	1,580
*	M-Tron Industries Inc.	16,863	1,535
*	Distribution Solutions Group Inc.	50,309	1,358
*	Repay Holdings Corp.	346,933	1,346
*	Paysign Inc.	181,456	1,319
*,1	Palladyne AI Corp.	155,916	1,314
*	Conduent Inc.	724,529	1,253
*	Paysafe Ltd.	161,568	1,249
*	Madison Air Solutions Corp. Class A	28,579	1,242
*	AerSale Corp.	184,449	1,216
*	Franklin Covey Co.	50,625	1,201
	Karat Packaging Inc.	44,086	1,196
*	Forward Air Corp.	112,559	1,191
	Pangaea Logistics Solutions Ltd.	153,277	1,160
*	ZipRecruiter Inc. Class A	331,674	1,075
	Quad / Graphics Inc.	142,878	1,064
*	Hudson Technologies Inc.	197,892	1,053
*	Sky Harbour Group Corp.	109,536	1,029
*	Mistras Group Inc.	56,483	993
*	Core Molding Technologies Inc.	41,830	991
*	AIRO Group Holdings Inc.	106,117	953
*	JELD-WEN Holding Inc.	438,517	947
*	Forgent Power Solutions Inc.	17,265	944
*	Priority Technology Holdings Inc.	145,542	930
*	TrueBlue Inc.	147,326	915
*	Concrete Pumping Holdings Inc.	112,180	877
*	Acacia Research Corp.	176,628	821
	Information Services Group Inc.	182,033	821
	Kronos Worldwide Inc.	112,816	811
*	Gencor Industries Inc.	52,825	745
*	Costamare Bulkers Holdings Ltd.	45,347	732
*	AirJoule Technologies Corp.	161,782	726
*	Advantage Solutions Inc.	19,380	725
	Resources Connection Inc.	156,251	706
*	Proficient Auto Logistics Inc.	125,522	687
*	CPI Card Group Inc.	39,676	673
	Eastern Co.	29,776	641
*	Alta Equipment Group Inc.	101,152	623
	EVI Industries Inc.	34,904	609
*	Byrna Technologies Inc.	93,905	586
	Universal Logistics Holdings Inc.	34,850	554
*	SKYX Platforms Corp.	459,073	519
*	Arxis Inc. Class A	11,429	513
*	Smith-Midland Corp.	13,904	446
*	Forrester Research Inc.	59,569	420
	HireQuest Inc.	28,427	374
*	SoundThinking Inc.	48,402	363
*	PAMT Corp.	24,084	326
*	Aevex Corp. Class A	7,902	304
*	TTEC Holdings Inc.	101,991	277
	NLI Holdings Inc.	42,847	260
	Public Policy Holding Co. Inc.	21,566	224
*,1	Skillsoft Corp.	25,786	188

		Shares	Market Value ($000)
*	Southland Holdings Inc.	64,181	78
*	Arrive AI Inc.	15,122	10
[1]	Trinseo plc	464	—
			3,471,589
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
			4
Real Estate (5.3%)
	CareTrust REIT Inc.	1,156,552	47,210
	American Healthcare REIT Inc.	919,651	44,962
	Ryman Hospitality Properties Inc.	317,833	36,592
	Terreno Realty Corp.	526,186	34,565
	Macerich Co.	1,424,754	32,085
	Essential Properties Realty Trust Inc.	1,022,372	31,264
	Kite Realty Group Trust	1,119,220	30,689
*	Compass Inc. Class A	3,303,444	27,187
	HA Sustainable Infrastructure Capital Inc.	642,635	26,348
	Phillips Edison & Co. Inc.	649,709	26,086
	Sabra Health Care REIT Inc.	1,281,848	25,496
	Outfront Media Inc.	760,722	24,526
	Tanger Inc.	584,737	21,091
	Independence Realty Trust Inc.	1,238,244	20,097
	Broadstone Net Lease Inc.	975,771	19,740
	COPT Defense Properties	586,311	18,797
	National Health Investors Inc.	241,766	17,719
	Apple Hospitality REIT Inc.	1,152,086	16,924
	SL Green Realty Corp.	369,745	16,786
	LXP Industrial Trust	299,897	15,487
	Acadia Realty Trust	679,027	14,952
*	Cushman & Wakefield Ltd.	1,191,009	14,816
	Urban Edge Properties	654,442	14,686
	Curbline Properties Corp.	500,709	14,586
	DigitalBridge Group Inc.	911,321	14,253
	Four Corners Property Trust Inc.	544,758	13,564
	InvenTrust Properties Corp.	401,418	13,299
	St. Joe Co.	195,912	12,466
	DiamondRock Hospitality Co.	1,047,100	11,508
	Newmark Group Inc. Class A	781,225	10,914
	Sunstone Hotel Investors Inc.	936,046	10,128
	Douglas Emmett Inc.	833,993	9,708
	Global Net Lease Inc.	1,019,678	9,554
	Diversified Healthcare Trust	1,129,213	9,395
	LTC Properties Inc.	242,731	9,081
	Getty Realty Corp.	277,819	9,037
	Smartstop Self Storage REIT Inc.	286,336	8,948
	Pebblebrook Hotel Trust	578,968	8,829
	NETSTREIT Corp.	432,350	8,759
	Sila Realty Trust Inc.	286,265	8,657
	Xenia Hotels & Resorts Inc.	488,961	8,493
	Innovative Industrial Properties Inc.	142,943	8,289
	Kennedy-Wilson Holdings Inc.	622,608	6,855
	American Assets Trust Inc.	267,349	6,229
	UMH Properties Inc.	413,313	6,208
	RLJ Lodging Trust	637,680	6,205
	Centerspace	86,726	5,852
*	Piedmont Realty Trust Inc.	638,777	5,308
	Easterly Government Properties Inc.	218,702	5,244
	Service Properties Trust	2,806,569	5,024
	CBL & Associates Properties Inc.	93,962	4,519
	JBG SMITH Properties	307,914	4,517
	Whitestone REIT	232,118	4,429
	Safehold Inc.	289,049	4,327
	Empire State Realty Trust Inc. Class A	719,922	4,125
	Marcus & Millichap Inc.	123,375	3,484
	NexPoint Residential Trust Inc.	115,700	3,362
	CTO Realty Growth Inc.	161,176	3,312
*	Hudson Pacific Properties Inc.	273,251	3,274
	Summit Hotel Properties Inc.	547,710	3,160

		Shares	Market Value ($000)
	Gladstone Commercial Corp.	248,988	3,140
[1]	Postal Realty Trust Inc. Class A	127,595	2,940
	AH Realty Trust Inc.	411,638	2,803
	Brandywine Realty Trust	887,101	2,750
	Universal Health Realty Income Trust	66,167	2,743
*	Forestar Group Inc.	99,332	2,729
	Alexander's Inc.	11,048	2,719
	Chatham Lodging Trust	239,648	2,600
	Industrial Logistics Properties Trust	285,155	2,558
	Community Healthcare Trust Inc.	141,043	2,429
	Chiron Real Estate Inc.	65,877	2,374
	eXp World Holdings Inc.	460,788	2,267
	One Liberty Properties Inc.	94,502	2,226
	Saul Centers Inc.	63,558	2,203
*	Tejon Ranch Co.	108,057	2,089
	Farmland Partners Inc.	200,075	2,055
	FrontView REIT Inc.	106,287	1,886
	Gladstone Land Corp.	180,178	1,708
	RMR Group Inc. Class A	80,965	1,615
*	FRP Holdings Inc.	59,884	1,384
	SITE Centers Corp.	259,889	1,312
*,1	Real Brokerage Inc.	725,836	1,307
	Alpine Income Property Trust Inc.	67,535	1,301
*	Stratus Properties Inc.	34,465	986
*	Seaport Entertainment Group Inc.	38,492	972
	NET Lease Office Properties	76,115	914
*	RE / MAX Holdings Inc. Class A	94,113	898
	Modiv Industrial Inc.	48,626	883
	BRT Apartments Corp.	56,088	813
*,1	National Healthcare Properties Inc.	55,338	800
	Braemar Hotels & Resorts Inc.	285,349	702
*	Douglas Elliman Inc.	374,226	674
*	Maui Land & Pineapple Co. Inc.	35,342	598
	Strawberry Fields REIT Inc.	39,817	522
*	Janus Living Inc. Class A	15,053	403
	Franklin Street Properties Corp.	467,809	247
*	Transcontinental Realty Investors Inc.	5,782	224
	Clipper Realty Inc.	71,170	223
*	Mobile Infrastructure Corp.	65,796	145
*	American Realty Investors Inc.	6,730	101
*	Logistic Properties of The Americas Class A	16,183	48
			924,298
Technology (15.5%)
*	Credo Technology Group Holding Ltd.	830,686	196,067
*	Fabrinet	185,880	121,595
*,1	IonQ Inc.	1,525,344	109,932
*	TTM Technologies Inc.	526,689	91,496
*	SiTime Corp.	115,819	82,255
*	Rambus Inc.	555,197	80,759
*	Semtech Corp.	479,176	73,093
*	Sanmina Corp.	274,613	71,325
*	Hut 8 Corp.	504,246	62,945
*	DigitalOcean Holdings Inc.	391,883	61,114
	Advanced Energy Industries Inc.	193,954	58,609
*,1	Applied Digital Corp.	1,222,973	57,822
*,1	D-Wave Quantum Inc.	1,881,169	56,698
*	FormFactor Inc.	400,755	49,930
*,1	Terawulf Inc.	1,773,335	45,326
*,1	Rigetti Computing Inc.	1,680,736	42,926
*	Core Scientific Inc.	1,493,178	40,092
*	Cipher Digital Inc.	1,669,285	39,479
*	MaxLinear Inc.	420,153	39,045
*	Plexus Corp.	136,821	36,717
*	Silicon Laboratories Inc.	167,748	36,502
	Vishay Intertechnology Inc.	623,126	32,434
*,1	Novanta Inc.	185,731	29,592
*	Navitas Semiconductor Corp.	1,045,662	27,815
*	Synaptics Inc.	199,998	27,456
*	Commvault Systems Inc.	227,552	27,022

		Shares	Market Value ($000)
	Kulicke & Soffa Industries Inc.	262,095	26,705
	Clear Secure Inc. Class A	453,968	25,172
*	Diodes Inc.	236,061	24,862
*	Zeta Global Holdings Corp. Class A	1,082,039	24,768
*	Axcelis Technologies Inc.	159,686	24,018
	Power Integrations Inc.	283,962	23,853
*	Cleanspark Inc.	1,300,173	23,780
*	ACM Research Inc. Class A	264,357	22,883
*	Impinj Inc.	144,485	21,817
*	Xometry Inc. Class A	226,199	21,554
*	Varonis Systems Inc.	598,193	20,428
*	Qualys Inc.	185,444	20,267
*	Ultra Clean Holdings Inc.	229,674	19,653
*	Box Inc. Class A	722,926	19,490
*	nLight Inc.	244,775	18,143
*,1	SoundHound AI Inc. Class A	1,992,744	17,935
*	Veeco Instruments Inc.	305,501	17,609
*	Tenable Holdings Inc.	610,342	17,230
*	Innodata Inc.	158,095	16,597
*	Insight Enterprises Inc.	150,382	15,998
*	Ambarella Inc.	212,650	15,349
	Benchmark Electronics Inc.	181,692	15,346
*	Q2 Holdings Inc.	320,187	15,161
*	NetScout Systems Inc.	359,704	14,971
*	Penguin Solutions Inc.	267,752	14,949
	Adeia Inc.	559,125	14,940
*	Aehr Test Systems	150,654	13,910
*	Ouster Inc.	291,662	13,431
*	Rogers Corp.	92,812	13,135
*	Workiva Inc.	261,250	13,005
*	Fastly Inc. Class A	727,532	12,925
*	Ichor Holdings Ltd.	174,858	12,506
*	Cohu Inc.	235,204	12,407
*,1	Quantum Computing Inc.	1,036,940	12,402
*	Cargurus Inc.	406,436	12,136
*	LiveRamp Holdings Inc.	321,841	12,088
*	Braze Inc. Class A	453,075	11,612
*	Agilysys Inc.	133,166	11,527
*,1	BigBear.ai Holdings Inc.	2,230,870	11,244
	A10 Networks Inc.	369,835	11,147
	ePlus Inc.	135,714	11,141
*	SPS Commerce Inc.	196,008	11,123
*	Alarm.com Holdings Inc.	244,952	11,050
*,1	Bitdeer Technologies Group Class A	629,833	11,016
*	Magnite Inc.	731,789	10,487
*	Freshworks Inc. Class A	1,073,013	10,419
*	Diebold Nixdorf Inc.	124,569	10,107
*	NextNav Inc.	487,638	10,055
*	Five9 Inc.	403,306	9,820
	CTS Corp.	148,104	9,510
*	Photronics Inc.	293,496	9,495
*	Bandwidth Inc. Class A	142,072	9,230
*	Ziff Davis Inc.	201,527	9,083
*	AvePoint Inc.	770,092	8,402
*	PDF Solutions Inc.	164,206	8,018
*	BlackLine Inc.	255,847	7,522
*	Ambiq Micro Inc.	93,048	7,412
*	C3.ai Inc. Class A	660,982	7,119
*	SkyWater Technology Inc.	182,487	7,113
*	Progress Software Corp.	215,654	7,080
*	Yelp Inc.	303,834	6,927
*,2	Sapiens International Corp. NV	157,038	6,831
*	Intapp Inc.	293,648	6,780
*	Alkami Technology Inc.	354,809	6,447
*	Blackbaud Inc.	194,410	5,966
*	Alpha & Omega Semiconductor Ltd.	130,083	5,899
*,1	Aeva Technologies Inc.	205,603	5,794
*	Arteris Inc.	159,858	5,747
*	CEVA Inc.	136,067	5,440
*	ScanSource Inc.	112,554	5,208

		Shares	Market Value ($000)
*	NCR Voyix Corp.	715,192	5,142
*,1	indie Semiconductor Inc. Class A	1,029,063	5,135
*,1	Rumble Inc.	548,957	5,045
*,1	Kopin Corp.	878,288	5,015
*	Digital Turbine Inc.	557,549	4,895
*	Vertex Inc. Class A	361,066	4,820
*	Appian Corp. Class A	202,922	4,748
*	Life360 Inc.	106,665	4,532
*	PagerDuty Inc.	452,223	4,500
*	Schrodinger Inc.	289,638	4,402
*	Daktronics Inc.	203,927	4,217
*	Navan Inc. Class A	192,246	4,108
	PC Connection Inc.	57,167	3,978
*	Amplitude Inc. Class A	505,483	3,953
*	Mitek Systems Inc.	229,097	3,936
*	Asana Inc. Class A	449,615	3,462
*,1	Rezolve AI plc	1,142,464	3,405
*,1	Bit Digital Inc.	1,653,565	3,340
*	Consensus Cloud Solutions Inc.	96,955	3,330
*	Red Violet Inc.	58,118	3,303
*	Sprinklr Inc. Class A	588,558	3,284
*	Kimball Electronics Inc.	125,131	3,245
*	PAR Technology Corp.	206,001	3,181
*,1	Serve Robotics Inc.	337,386	3,155
*	Cerence Inc.	226,673	2,915
*	EverQuote Inc. Class A	147,485	2,838
*	Rapid7 Inc.	335,560	2,812
	OneSpan Inc.	194,642	2,811
*,1	Groupon Inc.	130,835	2,647
*	Powerfleet Inc. NJ	639,906	2,502
*	Grid Dynamics Holdings Inc.	343,703	2,475
	NVE Corp.	24,887	2,437
*	Nextdoor Holdings Inc.	1,141,026	2,408
*	Backblaze Inc. Class A	290,050	2,402
*	PubMatic Inc. Class A	197,545	2,307
*	Rackspace Technology Inc.	442,122	2,286
*	Yext Inc.	522,928	2,186
*	Weave Communications Inc.	339,962	2,047
*	Sprout Social Inc. Class A	273,209	2,044
*	Grindr Inc.	162,149	2,027
	Methode Electronics Inc.	171,492	1,979
[1]	Xerox Holdings Corp.	604,657	1,959
*	Ibotta Inc. Class A	57,049	1,954
	Shutterstock Inc.	125,090	1,863
*	Blend Labs Inc. Class A	1,012,827	1,813
*	NerdWallet Inc. Class A	204,322	1,757
	Climb Global Solutions Inc.	80,053	1,733
*,1	Whitefiber Inc.	56,661	1,685
*,1	Chaince Digital Holdings Inc.	197,226	1,623
*	Unisys Corp.	343,597	1,577
*,1	Atomera Inc.	155,276	1,550
*	Mediaalpha Inc. Class A	174,044	1,549
*	Simulations Plus Inc.	85,779	1,468
	Hackett Group Inc.	126,736	1,461
*,1	Aeluma Inc.	66,824	1,442
*	N-able Inc.	364,848	1,350
*	Telos Corp.	262,818	1,259
*	Digimarc Corp.	80,568	1,184
*	Bumble Inc. Class A	369,851	1,172
*	Asure Software Inc.	121,539	1,124
*	Commerce.com Inc.	344,443	1,078
*	Angi Inc.	181,116	1,061
	Richardson Electronics Ltd.	62,348	1,059
*	VTEX Class A	278,366	1,049
*,1	KULR Technology Group Inc.	218,970	1,047
*	Viant Technology Inc. Class A	78,769	1,002
*	Rimini Street Inc.	251,872	985
*,1	MicroVision Inc.	1,573,923	955
	Immersion Corp.	144,720	938
*,1	EverCommerce Inc.	74,375	837

		Shares	Market Value ($000)
*	Via Transportation Inc. Class A	54,283	827
*,1	Blaize Holdings Inc.	454,806	800
*	Domo Inc. Class B	176,428	736
*	TechTarget Inc.	148,487	682
	ReposiTrak Inc.	62,793	649
*	Kaltura Inc.	409,487	626
*	eGain Corp.	82,287	611
*	CS Disco Inc.	137,564	549
*	Tucows Inc. Class A	34,431	522
*,1	Getty Images Holdings Inc.	405,845	422
*	Silvaco Group Inc.	41,554	401
*	Expensify Inc. Class A	308,066	360
*,1	Airship AI Holdings Inc.	116,756	353
	CSP Inc.	35,231	348
*	AudioEye Inc.	41,663	320
*,1	Vivid Seats Inc. Class A	30,050	261
*	Neonode Inc.	63,979	109
*	Arena Group Holdings Inc.	66,313	93
*	Vroom Inc.	5,327	63
			2,718,760
Telecommunications (2.9%)
*,1	EchoStar Corp. Class A	697,674	90,133
*	Viavi Solutions Inc.	1,186,304	57,607
*	Lumen Technologies Inc.	4,907,593	53,934
*	Applied Optoelectronics Inc.	339,950	53,851
*	Viasat Inc.	635,782	51,257
	InterDigital Inc.	133,288	33,601
*	Globalstar Inc.	257,951	21,722
	Telephone & Data Systems Inc.	512,079	20,027
*	Extreme Networks Inc.	686,646	18,203
*	Vistance Networks Inc.	1,122,450	14,008
*	Digi International Inc.	191,074	12,764
*	Calix Inc.	310,190	12,330
	Uniti Group Inc.	860,222	9,652
*	Harmonic Inc.	571,690	8,638
*	ADTRAN Holdings Inc.	382,380	6,328
*	Liberty Latin America Ltd. Class C	712,382	5,842
	IDT Corp. Class B	83,792	4,622
	Cogent Communications Holdings Inc.	250,679	4,452
	Shenandoah Telecommunications Co.	260,860	4,161
*	Anterix Inc.	57,887	3,706
*	NETGEAR Inc.	140,968	3,664
*	Clearfield Inc.	59,229	2,797
*	Ooma Inc.	130,585	2,305
*	Xperi Inc.	233,068	1,853
*	Gogo Inc.	403,034	1,842
*,1	fuboTV Inc. Class A	147,778	1,491
*	Ribbon Communications Inc.	482,936	1,487
*	8x8 Inc.	704,610	1,459
	ATN International Inc.	51,010	1,436
*	Cable One Inc.	26,514	1,393
*	BK Technologies Corp.	14,714	1,215
*	Liberty Latin America Ltd. Class A	150,461	1,214
	Spok Holdings Inc.	104,790	1,110
*	Aviat Networks Inc.	60,455	1,074
*	Inseego Corp.	68,390	897
*	Optimum Communications Inc. Class A	1,352,367	890
*	Crexendo Inc.	88,765	877
*	Hawkeye 360 Inc.	7,926	262
			514,104
Utilities (3.1%)
	Ormat Technologies Inc. (XNYS)	314,218	43,120
*,1	Oklo Inc.	627,889	41,993
	TXNM Energy Inc.	518,397	30,694
	Southwest Gas Holdings Inc.	353,621	30,486
	Portland General Electric Co.	582,695	29,205
	New Jersey Resources Corp.	519,862	28,722
	Black Hills Corp.	391,632	28,519
*	Casella Waste Systems Inc. Class A	323,529	26,584

		Shares	Market Value ($000)
	Brookfield Infrastructure Corp. Class A (XTSE)	619,854	25,743
	Spire Inc.	300,240	24,698
	ONE Gas Inc.	308,192	23,959
	Northwestern Energy Group Inc.	317,389	22,411
*	Sunrun Inc.	1,168,518	19,538
	Avista Corp.	418,542	17,357
	American States Water Co.	199,067	15,382
	Chesapeake Utilities Corp.	120,354	14,842
	MGE Energy Inc.	189,928	14,340
	California Water Service Group	307,638	13,874
*	Hawaiian Electric Industries Inc.	841,599	11,193
	Northwest Natural Holding Co.	214,342	10,393
*	NuScale Power Corp.	818,708	10,373
	H2O America	171,539	9,920
*	Enviri Corp.	390,476	8,102
*,1	NANO Nuclear Energy Inc.	205,796	5,943
	Middlesex Water Co.	94,042	4,940
	Unitil Corp.	91,247	4,565
	Excelerate Energy Inc. Class A	122,540	4,036
*	Hallador Energy Co.	174,176	3,355
	Consolidated Water Co. Ltd.	77,486	2,339
	York Water Co.	74,000	2,213
	Genie Energy Ltd. Class B	107,944	1,498
*	Cadiz Inc.	287,196	1,402
*	Pure Cycle Corp.	107,294	1,110
	RGC Resources Inc.	42,674	984
*	Perma-Fix Environmental Services Inc.	89,302	877
*	Fervo Energy Co. Class A	16,864	618
	Global Water Resources Inc.	74,359	542
*	Arq Inc.	163,245	451
*	Net Power Inc.	200,079	402
*	EagleRock Land LLC Class A	11,896	265
			536,988
Total Common Stocks (Cost $14,998,773)			17,490,258
Rights (0.0%)
*	Gen Digital Inc. Exp. 4/17/2027 (Cost $—)	105	—
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029	6,520	91
*	Bed Bath & Beyond Inc. Exp. 10/7/2026	240	—
Total Warrants (Cost $—)			91
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[4,5]	Vanguard Market Liquidity Fund, 3.667% (Cost $434,648)	4,347,324	434,689
Total Investments (102.3%) (Cost $15,433,421)			17,925,038
Other Assets and Liabilities—Net (-2.3%)			(395,320)
Net Assets (100%)			17,529,718
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $364,838.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $391,100 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	199	29,097	619

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
First BanCorp/Puerto Rico	3/12/2027	CITNA	5,791	(3.620)	6	—
IonQ Inc.	8/31/2026	BANA	15,905	(3.370)	2,105	—
					2,111	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,687 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,483,308	—	6,950	17,490,258
Rights	—	—	—	—
Warrants	—	91	—	91
Temporary Cash Investments	434,689	—	—	434,689
Total	17,917,997	91	6,950	17,925,038
Derivative Financial Instruments
Assets
Futures Contracts[1]	619	—	—	619
Swap Contracts	—	2,111	—	2,111
Total	619	2,111	—	2,730
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.